UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8282

                              Loomis Sayles Funds I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

ITEM I SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

Loomis Sayles Bond Fund

                                                         Principal Amount     Value(+)
----------------------------------------------------------------------------------------
BONDS AND NOTES - 93.2% of total net assets

NON-CONVERTIBLE BONDS - 86.8%
Airlines - 1.5%
American Airlines, Inc., 6.978%, 4/01/2011        USD           2,428,293   $  2,503,456
American Airlines, Inc., 7.324%, 4/15/2011                      1,255,000      1,148,276
American Airlines, Inc., Class B, 8.608%,
  4/01/2011                                                     1,380,000      1,371,183
American Airlines, Inc., Series 1999-1, 7.024%,
  4/15/2011                                                     1,000,000      1,025,290
American Airlines, Inc., Series 93A6, 8.040%,
  9/16/2011                                                     3,261,957      2,902,946
Continental Airlines, Inc., 6.703%, 6/15/2021                   4,203,072      4,097,028
Continental Airlines, Inc., Series 1991-1A,
  6.545%, 8/02/2020                                             4,362,217      4,355,598
Continental Airlines, Inc., Series 1997-4A,
  6.900%, 1/02/2018                                             2,890,687      2,879,098
Continental Airlines, Inc., Series 1997-4B,
  6.900%, 1/02/2017                                             3,791,475      3,289,557
Continental Airlines, Inc., Series 1998-1,
  Class B, 6.748%, 3/15/2017                                    2,123,998      1,861,217
Continental Airlines, Inc., Series 1998-1A,
  6.648%, 9/15/2017                                             7,083,194      6,921,680
Continental Airlines, Inc., Series 1999-1B,
  6.795%, 8/02/2018                                             4,645,547      4,036,896
Continental Airlines, Inc., Series 1999-1C,
  6.954%, 8/02/2009                                             7,566,076      6,775,742
Continental Airlines, Inc., Series 1999-2,
  Class B, 7.566%, 3/15/2020                                    3,872,528      3,452,591
Continental Airlines, Inc., Series 2000-2,
  7.487%, 7/02/2012                                               825,000        832,410
Continental Airlines, Inc., Series 2000-2,
  7.707%, 10/02/2022                                            5,081,839      5,122,554
Continental Airlines, Inc., Series 2000-2,
  8.307%, 10/02/2019                                            7,392,216      6,516,908
Continental Airlines, Inc., Series 2001-1B,
  7.373%, 6/15/2017                                             3,440,213      2,995,321
US Airways, 6.850%, 1/30/2018                                   1,203,432      1,192,663
                                                                            ------------
                                                                              63,280,414
                                                                            ------------
Automotive - 1.8%
Cummins Engine Co., Inc., 7.125%, 3/01/2028                     3,000,000      2,985,000
Delphi Automotive Systems Corp., 6.550%,
  6/15/2006(b)(f)                                                 350,000        176,750
Delphi Automotive Systems Corp., 7.125%,
  5/01/2029(b)(f)                                               9,398,000      4,769,485
Ford Motor Co., 6.375%, 2/01/2029                               1,255,000        790,650
Ford Motor Co., 6.625%, 10/01/2028                                680,000        438,600
Ford Motor Credit Co., 5.700%, 1/15/2010(b)                     3,440,000      2,924,217
Ford Motor Credit Co., 7.000%, 10/01/2013(b)                   13,075,000     11,172,025
Ford Motor Credit Co., 7.250%, 10/25/2011                       7,000,000      6,046,992
Ford Motor Credit Co., 7.375%, 10/28/2009                         500,000        443,443
General Motors Acceptance Canada, 6.625%,
  12/17/2010                                      GBP             500,000        773,193
General Motors Acceptance Corp., 5.100%,
  7/16/2007(h)                                    USD           7,500,000      7,029,968
General Motors Acceptance Corp., 5.220%,
  3/20/2007(b)(h)                                              26,650,000     25,172,364

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                         Principal Amount     Value(+)
----------------------------------------------------------------------------------------
BONDS AND NOTES - continued
Automotive - continued
General Motors Acceptance Corp., 5.625%,
  5/15/2009(b)                                    USD           2,040,000   $  1,814,972
General Motors Acceptance Corp., 6.375%,
  12/07/2007                                      GBP             500,000        793,495
General Motors Acceptance Corp., 6.750%,
  12/01/2014(b)                                   USD            6,045,00      5,438,209
General Motors Acceptance Corp., 6.875%,
  8/28/2012                                                       200,000        180,267
General Motors Acceptance Corp., 7.500%,
  12/01/2006                                      NZD           1,100,000        722,897
General Motors Acceptance Corp., 8.000%,
  11/01/2031(b)                                   USD           1,065,000      1,020,143
GMAC Australia, 6.500%, 8/10/2007                 AUD             450,000        313,048
GMAC International Finance BV, 8.000%, 3/14/2007  NZD           1,147,000        736,235
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028                   2,275,000      1,899,625
Goodyear Tire & Rubber Co., 9.000%, 7/01/2015,
  144A                                                          3,460,000      3,408,100
                                                                            ------------
                                                                              79,049,678
                                                                            ------------
Banking - 7.1%
Barclays Financial LLC, 4.060%, 9/16/2010, 144A   KRW      38,370,000,000     36,341,137
Barclays Financial LLC, 4.100%, 3/22/2010, 144A   THB         917,000,000     20,865,801
Barclays Financial LLC, 4.160%, 2/22/2010, 144A             2,816,000,000     64,316,685
Barclays Financial LLC, 4.460%, 9/23/2010, 144A   KRW      48,070,000,000     46,312,878
Barclays Financial LLC, 5.500%, 11/01/2010, 144A  THB       1,044,000,000     24,959,298
CIT Group, Inc., 5.500%, 12/01/2014               GBP           6,750,000     11,961,656
HSBC Bank USA, 3.310%, 8/25/2010, 144A            USD          41,250,000     40,858,125
J.P. Morgan Chase & Co., Zero Coupon Bond,
  5/10/2010, 144A                                 BRL         241,667,000     57,111,980
J.P. Morgan Chase London, Zero Coupon Bond,
  10/21/2010, 144A                                IDR     152,206,784,000      8,609,903
                                                                            ------------
                                                                             311,337,463
                                                                            ------------
Brokerage - 0.2%
Morgan Stanley, 5.375%, 11/14/2013                GBP           5,000,000      8,884,212
                                                                            ------------
Building Materials - 0.0%
Lennar Corp., 5.600%, 5/31/2015(b)                USD           1,410,000      1,361,389
                                                                            ------------
Chemicals - 1.0%
Borden, Inc., 7.875%, 2/15/2023                                25,424,000     20,339,200
Borden, Inc., 9.200%, 3/15/2021                                 7,525,000      6,716,062
IMC Global, Inc., 6.875%, 7/15/2007(b)                          3,695,000      3,750,425
IMC Global, Inc., 7.300%, 1/15/2028                             5,860,000      5,830,700
IMC Global, Inc., 7.375%, 8/01/2018                             7,525,000      7,600,250
                                                                            ------------
                                                                              44,236,637
                                                                            ------------
Construction Machinery - 0.1%
Great Lakes Dredge & Dock Corp., 7.750%,
  12/15/2013(b)                                                 3,590,000      3,235,488
United Rentals North America, Inc., 7.000%,
  2/15/2014                                                       500,000        467,500
                                                                            ------------
                                                                               3,702,988
                                                                            ------------
Consumer Products - 0.3%
Bausch & Lomb, Inc., 7.125%, 8/01/2028                         12,705,000     13,748,246
                                                                            ------------
Electric - 2.5%
AES Corp., 7.750%, 3/01/2014(b)                                 4,875,000      5,112,656
AES Corp., 8.375%, 3/01/2011                      GBP           1,990,000      3,492,273

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                         Principal Amount     Value(+)
----------------------------------------------------------------------------------------
BONDS AND NOTES - continued
Electric - continued
AES Corp., 8.875%, 2/15/2011                      USD             315,000   $    340,594
AES Corp., 8.875%, 11/01/2027                                  11,665,000     12,671,106
Calpine Canada Energy Finance, 8.500%,
  5/01/2008(b)(f)                                              34,415,000     12,819,588
Calpine Canada Energy Finance, 8.750%,
  10/15/2007(f)                                   CAD             500,000        137,640
Calpine Corp., 7.750%, 4/15/2009(b)(f)            USD          18,565,000      7,982,950
Calpine Corp., 7.875%, 4/01/2008(b)(f)                          1,000,000        430,000
Calpine Corp., 8.500%, 2/15/2011(b)(f)                         18,265,000      5,570,825
Calpine Corp., 8.625%, 8/15/2010(b)(f)                          7,173,000      2,187,765
Commonwealth Edison Co., 4.750%, 12/01/2011(j)                    470,000        455,007
Dynegy Holdings, Inc., 7.125%, 5/15/2018(b)                     2,295,000      2,042,550
Dynegy Holdings, Inc., 7.625%, 10/15/2026                       5,650,000      5,028,500
Edison Mission Energy, 7.730%, 6/15/2009                        1,835,000      1,894,638
Empresa Nacional de Electricidad SA
  (Endesa-Chile), 7.875%, 2/01/2027                            11,581,000     12,802,657
Enersis SA, 7.375%, 1/15/2014                                   3,435,000      3,694,775
Enersis SA, 7.400%, 12/01/2016                                  7,650,000      8,314,762
NGC Corporation Capital Trust I, Series B,
  8.316%, 6/01/2027(b)                                         10,040,000      8,885,400
Quezon Power Philippines Co., 8.860%, 6/15/2017                 6,969,375      6,760,294
Salton Sea Funding Corp., Series E, 8.300%,
  5/30/2011                                                     1,800,468      1,950,398
Salton Sea Funding Corp., Series F, 7.475%,
  11/30/2018                                                      222,873        244,770
Southern California Edison Co., 7.625%,
  1/15/2010(b)                                                  2,000,000      2,179,920
Texas-New Mexico Power Co., 6.250%, 1/15/2009                   1,000,000      1,026,340
TXU Corp., Series P, 5.550%, 11/15/2014(b)                        320,000        303,948
TXU Corp., Series R, 6.550%, 11/15/2034(b)                      2,810,000      2,655,163
                                                                            ------------
                                                                             108,984,519
                                                                            ------------
Foreign Local Governments - 6.0%
Ontario Hydro, Zero Coupon Bond, 11/27/2020       CAD           1,507,000        649,950
Province of Alberta, 5.930%, 9/16/2016                         23,013,329     21,513,687
Province of British Columbia, 5.250%, 12/01/2006               26,460,000     23,028,360
Province of British Columbia, 6.000%, 6/09/2008                66,745,000     60,092,606
Province of Manitoba, 4.450%, 12/01/2008                        1,640,000      1,427,898
Province of Manitoba, 5.750%, 6/02/2008                        74,125,000     66,336,599
Province of Ontario, 3.500%, 9/08/2006                         52,020,000     44,665,734
Province of Ontario, 5.700%, 12/01/2008                        25,000,000     22,481,827
Province of Ontario, 5.900%, 3/08/2006                          8,755,000      7,562,235
Province of Saskatchewan, 5.500%, 6/02/2008                       775,000        690,010
Province of Saskatchewan, 6.000%, 6/01/2006                    16,570,000     14,387,227
                                                                            ------------
                                                                             262,836,133
                                                                            ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                         Principal Amount     Value(+)
----------------------------------------------------------------------------------------
BONDS AND NOTES - continued

Government Agencies - 4.5%
Federal Home Loan Mortgage Corp., 2.875%,
  5/15/2007(b)                                    USD          35,000,000     34,133,470
Federal Home Loan Mortgage Corp., 3.220%,
  6/20/2007                                       SGD           9,250,000      5,568,165
Federal Home Loan Mortgage Corp., 5.000%,
  12/01/2031                                      USD             468,636        454,690
Federal Home Loan Mortgage Corp., 5.500%,
  9/15/2011(b)                                                 15,000,000     15,525,870
Federal National Mortgage Association, 2.290%,
  2/19/2009                                       SGD         145,900,000     85,461,957
Federal National Mortgage Association, 2.375%,
  2/15/2007(b)                                    USD          10,000,000      9,739,660
Federal National Mortgage Association, 5.250%,
  1/15/2009(b)                                                 31,665,000     32,148,271
Federal National Mortgage Association, 5.375%,
  11/15/2011(b)                                                 7,700,000      7,926,049
Federal National Mortgage Association, 5.500%,
  3/15/2011(b)                                                  5,000,000      5,168,235
                                                                            ------------
                                                                             196,126,367
                                                                            ------------
Government Owned - No Guarantee - 0.0%
SLM Corp., 6.500%, 6/15/2010                      NZD           1,010,000        682,485
                                                                            ------------
Healthcare - 0.8%
Columbia/HCA Healthcare Corp., 7.050%,
  12/01/2027                                      USD           9,530,000      9,124,413
Columbia/HCA Healthcare Corp., 7.190%,
  11/15/2015                                                    4,500,000      4,730,985
Columbia/HCA Healthcare Corp. 7.500%, 12/15/2023                1,965,000      2,012,557
Columbia/HCA Healthcare Corp., 7.580%, 9/15/2025                2,310,000      2,353,343
Columbia/HCA Healthcare Corp., 7.690%, 6/15/2025                5,000,000      5,192,055
Columbia/HCA Healthcare Corp., 7.750%, 7/15/2036                1,000,000      1,048,880
HCA, Inc., 5.750%, 3/15/2014                                    2,750,000      2,666,680
HCA, Inc., 6.250%, 2/15/2013                                    3,000,000      3,002,133
HCA, Inc., 6.300%, 10/01/2012                                   2,500,000      2,512,482
                                                                            ------------
                                                                              32,643,528
                                                                            ------------
Home Construction - 0.0%
Toll Brothers Finance Corp., 5.150%, 5/15/2015,
  144A                                                          1,250,000      1,158,576
                                                                            ------------
Independent/Energy - 0.6%
Astoria Depositor Corp., 8.144%, 5/01/2021, 144A               19,355,000     20,079,458
Pioneer Natural Resource Co., 5.875%, 7/15/2016                 4,720,000      4,674,329
                                                                            ------------
                                                                              24,753,787
                                                                            ------------
Integrated/Energy - 1.3%
Cerro Negro Finance Ltd., 7.900%, 12/01/2020,
  144A                                                         38,955,000     36,812,475
Petrozuata Finance, Inc., 8.220%, 4/01/2017,
  144A                                                         17,708,000     16,645,520
Phillips 66 Capital Trust II, 8.000%, 1/15/2037                 1,000,000      1,064,300
                                                                            ------------
                                                                              54,522,295
                                                                            ------------
Life Insurance - 0.5%
ASIF Global Financing XXVII, 2.380%, 2/26/2009,
  144A                                            SGD          38,400,000     22,468,983
                                                                            ------------
Media Cable - 0.4%
Comcast Corp., 5.500%, 3/15/2011                  USD           3,000,000      3,016,272

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                         Principal Amount     Value(+)
----------------------------------------------------------------------------------------
BONDS AND NOTES - continued
Media Cable - continued
CSC Holdings, Inc., 7.875%, 2/15/2018             USD           1,550,000   $  1,495,750
NTL Cable Plc, 9.750%, 4/15/2014                  GBP           6,005,000     10,641,558
Shaw Communications, Inc., 7.500%, 11/20/2013     CAD             930,000        858,037
                                                                            ------------
                                                                              16,011,617
                                                                            ------------
Metals & Mining - 0.4%
AK Steel Corp., 7.750%, 6/15/2012(b)              USD           6,520,000      5,884,300
Vale Overseas Ltd., 8.250%, 1/17/2034                          10,730,000     12,352,913
                                                                            ------------
                                                                              18,237,213
                                                                            ------------
Non-Captive Diversified - 2.1%
General Electric Capital Corp., 6.125%,
  5/17/2012                                       GBP          14,715,000     27,300,977
General Electric Capital Corp., 6.500%,
  9/28/2015                                       NZD          93,070,000     62,930,052
General Electric Capital Corp., Series EMTN,
  1.725%, 6/27/2008                               SGD           4,250,000      2,463,737
                                                                            ------------
                                                                              92,694,766
                                                                            ------------
Oil Field Services - 0.3%
North America Energy Partners, Inc., 8.750%,
  12/01/2011                                      USD           6,745,000      6,357,163
Pecom Energia SA, 8.125%, 7/15/2010, 144A                       5,640,000      5,781,000
                                                                            ------------
                                                                              12,138,163
                                                                            ------------
Owned - No Guarantee - 0.2%
Pemex Project Funding Master Trust, 8.625%,
  2/01/2022                                                     1,580,000      1,947,350
Pemex Project Funding Master Trust, 8.625%,
  12/01/2023, 144A                                              6,485,000      7,970,065
                                                                            ------------
                                                                               9,917,415
                                                                            ------------
Packaging - 0.2%
Owens-Illinois, Inc., 7.800%, 5/15/2018(b)                      6,915,000      6,880,425
                                                                            ------------
Paper - 2.1%
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028                   6,220,000      5,069,300
Georgia-Pacific Corp. (Timber Group), 7.250%,
  6/01/2028                                                    14,065,000     12,465,106
Georgia-Pacific Corp., 7.375%, 12/01/2025                      19,455,000     17,509,500
Georgia-Pacific Corp., 7.750%, 11/15/2029                      62,095,000     56,661,688
International Paper Co., 4.250%, 1/15/2009                      2,000,000      1,941,052
                                                                            ------------
                                                                              93,646,646
                                                                            ------------
Pharmaceuticals - 1.1%
Elan Financial Plc, 7.750%, 11/15/2011                         35,156,000     32,870,860
Pharma Service Intermediate Holding Corp., Zero
  Coupon Bond, (Step to 11.500% on 4/1/2009),
  4/01/2014(g)                                                 17,500,000     12,950,000
                                                                            ------------
                                                                              45,820,860
                                                                            ------------
Pipelines - 1.1%
El Paso Corp., 6.375%, 2/01/2009, 144A                          3,810,000      3,733,800
El Paso Corp., 6.750%, 5/15/2009                                8,350,000      8,287,375
El Paso Corp., 6.950%, 6/01/2028, 144A                         10,774,000      9,777,405
El Paso Corp., 7.000%, 5/15/2011(b)                             2,115,000      2,099,137
El Paso Corp., 7.750%, 6/15/2010, 144A                          5,190,000      5,293,800
El Paso Corp., 7.750%, 1/15/2032(b)                             1,500,000      1,503,750
El Paso Corp., 7.800%, 8/01/2031(b)                             1,000,000        997,500
Williams Cos., Inc., 7.500%, 1/15/2031                         13,985,000     14,474,475
                                                                            ------------
                                                                              46,167,242
                                                                            ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                         Principal Amount     Value(+)
----------------------------------------------------------------------------------------
BONDS AND NOTES - continued
Railroads - 0.1%
Missouri Pacific Railroad Co., 5.000%, 1/01/2045   USD          7,794,000   $  5,968,918
                                                                            ------------
Real Estate Investment Trusts - 0.3%
Highwoods Realty LP, 7.500%, 4/15/2018                          5,640,000      6,185,681
IStar Financial, Inc., Series REGS, 5.700%,                     5,855,000      5,790,677
  3/01/2014
                                                                            ------------
                                                                              11,976,358
                                                                            ------------
Restaurants - 0.1%
McDonald's Corp., 3.627%, 10/10/2010               SGD          3,750,000      2,265,957
                                                                            ------------
Retailers - 0.8%
Dillard's, Inc., 6.625%, 1/15/2018                 USD          1,920,000      1,773,600
Dillard's, Inc., 7.000%, 12/01/2028                             3,125,000      2,898,437
Dillard's, Inc., 7.750%, 7/15/2026                              7,182,000      6,966,540
Dillard's, Inc., 7.750%, 5/15/2027                              1,000,000        970,000
J.C. Penney Co., Inc., 7.125%, 11/15/2023                       3,386,000      3,769,519
Toys R Us, 7.375%, 10/15/2018(b)                                7,560,000      5,443,200
Wal-Mart Stores, Inc., 4.750%, 1/29/2013           GBP          4,945,000      8,609,488
Woolworth Corp., 8.500%, 1/15/2022                 USD          4,475,000      4,732,312
                                                                            ------------
                                                                              35,163,096
                                                                            ------------
Sovereigns - 16.7%
Canadian Government, 2.750%, 12/01/2007            CAD         25,000,000     21,072,734
Canadian Government, 4.250%, 9/01/2008                        221,710,000    192,450,650
Canadian Government, 4.500%, 9/01/2007                        197,930,000    172,057,521
Canadian Government, Series WH31, 6.000%,
  6/01/2008                                                    58,550,000     52,815,631
Mexican Fixed Rate Bonds, 8.000%, 12/07/2023       MXN        421,900,000     37,335,124
Mexican Fixed Rate Bonds, 9.000%, 12/20/2012                1,050,000,000    103,029,861
PF Export Receivables Master Trust, 6.436%,
  6/01/2015, 144A                                  USD          2,299,745      2,296,204
Republic of Argentina, Zero Coupon Bond,
  12/15/2035(b)(h)                                              1,029,581         53,538
Republic of Argentina, 2.000%, 9/30/2014           ARS         91,624,200     30,224,048
Republic of Argentina, 4.005%, 8/03/2012 (h)       USD         22,930,000     17,954,190
Republic of Argentina, 8.280%, 12/31/2033 (b)                     369,887        307,931
Republic of Brazil, 8.250%, 1/20/2034 (b)                      38,025,000     40,363,537
Republic of Brazil, 8.875%, 4/15/2024 (b)                      32,625,000     36,376,875
Republic of Brazil, 10.125%, 5/15/2027 (b)                      5,349,000      6,726,368
Republic of Peru, 5.000%, 3/07/2017(h)                          3,013,500      2,810,089
Republic of South Africa, 12.500%, 12/21/2006      ZAR          5,690,000        941,154
Republic of Uruguay, 7.500%, 3/15/2015 (b)         USD          4,356,000      4,475,790
Republic of Uruguay, 7.875%, 1/15/2033 (i)                      5,137,353      5,175,883
SP Powerassets Ltd., 3.730%, 10/22/2010            SGD          1,000,000        610,655
United Mexican States, 8.375%, 1/14/2011           USD          1,000,000      1,140,000
                                                                            ------------
                                                                             728,217,783
                                                                            ------------
Sovereigns Non-Callable - 0.4%
Government of Sweden, Series 1040, 6.500%,
  5/05/2008                                        SEK        104,450,000     14,228,182
Government of Sweden, Series 1045, 5.250%,
  3/15/2011                                                    10,000,000      1,383,850
                                                                            ------------
                                                                              15,612,032
                                                                            ------------
Supermarkets - 1.2%
Albertson's, Inc., 6.625%, 6/01/2028               USD          7,655,000      6,530,366
Albertson's, Inc., 7.450%, 8/01/2029                           39,234,000     36,373,214
Albertson's, Inc., 8.000%, 5/01/2031                            8,350,000      8,215,123

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                         Principal Amount     Value(+)
----------------------------------------------------------------------------------------
BONDS AND NOTES - continued
Supermarkets - continued
Albertson's, Inc., 8.700%, 5/01/2030              USD           2,995,000   $  2,979,381
                                                                            ------------
                                                                              54,098,084
                                                                            ------------
Supranational - 4.7%
European Investment Bank, Zero Coupon Bond,       BRL
  9/12/2008, 144A                                              10,732,465      3,140,537
Inter-American Development Bank, Zero Coupon
  Bond, 5/11/2009                                             297,000,000     77,453,962
Inter-American Development Bank, 6.000%,
  12/15/2017                                      NZD         184,525,000    123,071,856
                                                                            ------------
                                                                             203,666,355
                                                                            ------------
Technology - 3.9%
Amkor Technology, Inc., 7.125%, 3/15/2011(b)      USD           8,285,000      7,290,800
Amkor Technology, Inc., 10.500%, 5/01/2009(b)                   1,695,000      1,559,400
Arrow Electronics, Inc., 6.875%, 7/01/2013(b)                  17,380,000     18,561,510
Avnet, Inc., 6.000%, 9/01/2015                                 10,405,000     10,121,953
Corning Glass, 8.875%, 3/15/2016                                  825,000        996,776
Corning, Inc., 5.900%, 3/15/2014                                9,330,000      9,419,512
Corning, Inc., 6.200%, 3/15/2016                                5,155,000      5,271,668
Corning, Inc., 6.750%, 9/15/2013                               13,600,000     14,450,802
Corning, Inc., 6.850%, 3/01/2029                                3,095,000      3,261,653
Hynix Semiconductor, Inc., 9.875%, 7/01/2012,
  144A(b)                                                       6,585,000      7,144,725
Lucent Technologies, Inc., 6.450%, 3/15/2029(b)                50,370,000     43,192,275
Lucent Technologies, Inc., 6.500%, 1/15/2028                      500,000        420,000
Motorola, Inc., 7.625%, 11/15/2010(b)                              95,000        105,605
Nortel Networks Corp., 6.875%, 9/01/2023                       10,182,000      9,112,890
Northern Telecom Capital Corp., 7.875%,
  6/15/2026                                                     2,355,000      2,278,463
Samsung Electronics Co. Ltd., 7.700%,                           5,400,000      5,901,282
  10/01/2027, 144A
Sungard Data Systems, Inc., 9.125%, 8/15/2013,
  144A                                                          1,790,000      1,852,650
Sungard Data Systems, Inc., 10.250%, 8/15/2015,
  144A  `                                                       2,570,000      2,570,000
Xerox Capital Trust I, 8.000%, 2/01/2027                       25,440,000     26,203,200
Xerox Corp., 7.200%, 4/01/2016                                    615,000        645,750
                                                                            ------------
                                                                             170,360,914
                                                                            ------------
Textile - 0.1%
Kellwood Co., 7.625%, 10/15/2017(j)                             2,500,000      2,262,020
                                                                            ------------
Tobacco - 0.3%
Altria Group, Inc., 7.000%, 11/04/2013                         11,000,000     12,036,673
                                                                            ------------
Transportation Services - 2.5%
American President Cos. Ltd., 8.000%, 1/15/2024                19,104,000     19,318,920
Atlas Air, Inc., 7.200%, 1/02/2019                              4,012,901      3,973,201
Atlas Air, Inc., 9.057%, 1/02/2014                              9,260,147      8,230,048
Atlas Air, Inc., Series 1999-1A, 6.880%,                        1,497,573      1,455,114
  1/02/2011
Atlas Air, Inc., Series 1999-1B, 7.630%,
  1/02/2015                                                    18,164,300     14,970,687
Atlas Air, Inc., Series 1999-1C, 8.770%,
  1/02/2020                                                    13,217,834      8,296,305
Atlas Air, Inc., Series 2000-1, 9.702%,
  1/02/2008                                                       201,720        131,392
Atlas Air, Inc., Series 2000-1, Class A,
  8.707%, 1/02/2019                                             2,260,415      2,304,629
Atlas Air, Inc., Series A, 7.380%, 1/02/2018                   16,104,103     15,854,973

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                         Principal Amount      Value(+)
------------------------------------------------------------------------------------------
BONDS AND NOTES - continued
Transportation Services - continued
Atlas Air, Inc., Series B, 7.680%, 1/02/2014      USD          34,996,223   $   29,193,849
Bombardier, Inc., 7.350%, 12/22/2026              CAD           5,185,000        3,769,981
Bombardier, Inc., 7.450%, 5/01/2034, 144A         USD           3,580,000        3,025,100
                                                                            --------------
                                                                               110,524,199
                                                                            --------------
Treasuries - 16.3%
U.S. Treasury Notes, 1.625%, 2/28/2006(b)                      75,000,000       74,718,750
U.S. Treasury Notes, 2.375%, 8/15/2006(b)                       2,500,000        2,469,237
U.S. Treasury Notes, 2.500%, 5/31/2006(b)                     202,600,000      201,112,106
U.S. Treasury Notes, 2.625%, 5/15/2008(b)                      99,465,000       95,548,566
U.S. Treasury Notes, 2.750%, 6/30/2006(b)                      27,400,000       27,187,020
U.S. Treasury Notes, 2.750%, 7/31/2006(b)                     103,755,000      102,778,250
U.S. Treasury Notes, 3.000%, 2/15/2008(b)                     100,535,000       97,703,532
U.S. Treasury Notes, 3.375%, 2/28/2007(b)                      35,460,000       35,027,814
U.S. Treasury Notes, 3.625%, 6/30/2007(b)                      50,000,000       49,429,700
U.S. Treasury Notes, 4.250%, 11/30/2007(b)                     16,850,000       16,800,629
U.S. Treasury Notes, 6.500%, 10/15/2006(b)                      9,000,000        9,136,755
                                                                            --------------
                                                                               711,912,359
                                                                            --------------
Wireless Telecommunication Services - 0.6%
Rogers Wireless, Inc., 6.375%, 3/01/2014(b)                     1,895,000        1,899,738
Rogers Wireless, Inc., 7.625%, 12/15/2011         CAD          28,500,000       26,355,972
                                                                            --------------
                                                                                28,255,710
                                                                            --------------
Wirelines - 2.7%
Colt Telecom Group Plc, 7.625%, 12/15/2009        EUR           1,500,000        1,789,169
Level 3 Communications, Inc., 9.125%, 5/01/2008   USD             905,000          823,550
Philippine Long Distance Telephone Co., 8.350%,
  3/06/2017                                                    13,019,000       13,735,045
Philippine Long Distance Telephone Co.,
  11.375%, 5/15/2012                                              925,000        1,137,750
Qwest Capital Funding, Inc., 6.375%, 7/15/2008                    919,000          912,108
Qwest Capital Funding, Inc., 6.500%, 11/15/2018                17,425,000       15,856,750
Qwest Capital Funding, Inc., 6.875%,
  7/15/2028(b)(h)                                              57,725,000       52,674,062
Qwest Capital Funding, Inc., 7.000%,
  8/03/2009(b)                                                  4,995,000        5,044,950
Qwest Capital Funding, Inc., 7.250%,
  2/15/2011(b)                                                  1,820,000        1,842,750
Qwest Capital Funding, Inc., 7.625%, 8/03/2021                  5,170,000        5,014,900
Qwest Capital Funding, Inc., 7.750%, 2/15/2031                 14,185,000       13,617,600
Qwest Corp. 7.250%, 9/15/2025 (b)                               7,300,000        7,263,500
                                                                            --------------
                                                                               119,712,134
                                                                            --------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $3,637,019,341)                                           3,783,324,639
                                                                            --------------
CONVERTIBLE BONDS - 6.4%
Airlines - 0.3%
AMR Corp., 4.500%, 2/15/2024(b)                                 6,425,000        7,557,407
Continental Airlines, Inc., 5.000%, 6/15/2023(b)                4,185,000        5,320,181
                                                                            --------------
                                                                                12,877,588
                                                                            --------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                         Principal Amount       Value(+)
----------------------------------------------------------------------------------------
BONDS AND NOTES - continued
Electric - 0.1%
Power Receivables Finance LLC, 6.290%,
  1/01/2012, 144A                                 USD           3,101,026   $  3,152,317
                                                                            ------------
Healthcare - 0.1%
Invitrogen Corp., 1.500%, 2/15/2024                             2,050,000      1,732,250
                                                                            ------------
Independent/Energy - 0.1%
Devon Energy Corp., 4.900%, 8/15/2008                           1,400,000      1,611,750
Devon Energy Corp., 4.950%, 8/15/2008                           2,600,000      2,993,250
                                                                            ------------
                                                                               4,605,000
                                                                            ------------
Industrial Other - 0.0%
Incyte Corp., 3.500%, 2/15/2011                                 1,390,000      1,065,088
                                                                            ------------
Media NonCable - 0.1%
Liberty Media Corporation, 3.500%, 1/15/2031                    4,780,000      4,887,550
                                                                            ------------
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co., 3.991%,                              37,725,000     37,161,011
  9/15/2023(b)(h)
Chiron Corp., 1.625%, 8/01/2033                                31,230,000     30,683,475
Elan Capital Corp., 6.500%, 11/10/2008                          2,390,000      4,567,529
Enzon Pharmaceuticals, Inc., 4.500%, 7/01/2008                 21,075,000     18,914,812
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024                   7,122,000      4,273,200
IVAX Corp., 4.500%, 5/15/2008                                   2,875,000      2,896,563
Nektar Therapeutics, 3.250%, 9/28/2012, 144A                    4,230,000      4,256,438
Nektar Therapeutics, 3.500%, 10/17/2007                         8,625,000      8,452,500
Regeneron Pharmaceuticals, Inc., 5.500%,
  10/17/2008                                                   20,817,000     19,828,192
Valeant Pharmaceuticals International, 3.000%,
  8/16/2010                                                    28,850,000     24,702,812
Valeant Pharmaceuticals International, 4.000%,
  11/15/2013                                                   14,055,000     11,981,888
Vertex Pharmaceuticals, Inc., 5.750%,
  2/15/2011, 144A                                              12,778,000     24,374,035
                                                                            ------------
                                                                             192,092,455
                                                                            ------------
Technology - 0.8%
Amkor Technology, Inc., 5.000%, 3/15/2007(b)                    6,120,000      5,775,750
Kulicke & Soffa Industries, Inc., 0.500%,
  11/30/2008                                                   10,920,000      8,503,950
Kulicke & Soffa Industries, Inc., 1.000%,
  6/30/2010                                                     1,130,000        949,200
Maxtor Corp., 5.750%, 3/01/2012 (j)                             7,570,000      6,964,400
Nortel Networks Corp., 4.250%, 9/01/2008                       11,860,000     11,118,750
Richardson Electric Ltd., 7.750%, 12/15/2011,
  144A                                                            395,000        359,450
SCI Systems, Inc., 3.000%, 3/15/2007(b)                         2,750,000      2,633,125
                                                                            ------------
                                                                              36,304,625
                                                                            ------------
Textile - 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012                              209,000        200,640
                                                                            ------------
Transportation Services - 0.0%
Builders Transportation, Inc., 8.000%,
  8/15/2005 (f)(j)                                              1,000,000            100
Preston Corp., 7.000%, 5/01/2011                                  750,000        697,500
                                                                            ------------
                                                                                 697,600
                                                                            ------------
Wireless - 0.1%
Nextel Communications, Inc., 5.250%, 1/15/2010                  3,505,000      3,500,619
                                                                            ------------
Wirelines - 0.4%
Level 3 Communications, Inc., 2.875%, 7/15/2010                11,455,000      7,230,968
Level 3 Communications, Inc., 6.000%,
  9/15/2009(b)                                                 17,170,000     11,332,200

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                         Principal Amount      Value(+)
------------------------------------------------------------------------------------------
BONDS AND NOTES - continued
Wirelines - continued
Level 3 Communications, Inc., 6.000%,
  3/15/2010(b)                                    USD             635,000   $      407,194
                                                                            --------------
                                                                                18,970,362
                                                                            --------------
TOTAL CONVERTIBLE BONDS
  (Identified Cost $258,461,050)                                               280,086,094
                                                                            --------------

TOTAL BONDS AND NOTES
  (Identified Cost $3,895,480,391)                                           4,063,410,733
                                                                            --------------

                                                                   Shares
------------------------------------------------------------------------------------------
COMMON STOCKS - 0.9% OF TOTAL NET ASSETS

Communications Equipment - 0.3%
Corning, Inc. (e)                                                  30,490       12,395,433
                                                                            --------------
Wirelines - 0.6%
Philippine Long Distance Telephone Co., ADR                        68,621       25,779,550
                                                                            --------------
TOTAL COMMON STOCKS
  (Identified Cost $20,007,101)                                                 38,174,983
                                                                            --------------
PREFERRED STOCKS - 2.0% OF TOTAL NET ASSETS

Convertible Preferred Stocks - 2.0%
Automotive - 0.1%
Cummins Capital Trust I, 7.000% (e)                                58,500        5,557,500
                                                                            --------------
Construction Machinery - 0.0%
United Rentals Trust,, 6.500% (e)                                  15,500          658,750
                                                                            --------------
Consumer Products - 0.1%
Newell Financial Trust I, 5.250%                                  135,000        5,602,500
                                                                            --------------
Electric - 0.1%
AES Trust III, 6.750% (b)                                          82,225        3,650,790
                                                                            --------------
Electric Utilities - 0.2%
CMS Energy Trust I, 7.750%                                        207,375       10,316,906
                                                                            --------------
Insurance - 0.4%
Travelers Property Casualty, 4.500%(b)                            688,850       17,055,926
                                                                            --------------
Lodging - 0.1%
Felcor Lodging, Series A, 1.950%                                   47,675        1,129,898
Host Marriott Financial Trust, 6.750%                              60,500        3,788,812
                                                                            --------------
                                                                                 4,918,710
                                                                            --------------
Packaging - 0.3%
Owens-Illinois, Inc., 4.750%                                      339,075       11,528,550
                                                                            --------------
Pipelines - 0.1%
El Paso Energy Capital Trust I, 4.750%                             25,950          857,388
Williams Cos., Inc., 5.500% (e)                                    25,000        2,806,250
                                                                            --------------
                                                                                 3,663,638
                                                                            --------------
Technology - 0.6%
Lucent Technologies Capital Trust, 7.750%                          24,695       23,583,725
                                                                            --------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                            Shares              Value(+)
----------------------------------------------------------------------------------------
PREFERRED STOCKS - continued
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $78,958,745)                                             $ 86,536,995
                                                                            ------------
Non-convertible Preferred Stocks - 0.0%
Auto Components - 0.0%
Delphi Trust I, 8.250% (b)(f)                   USD          1,400                 6,230
                                                                            ------------
Electric - 0.0%
Connecticut Light & Power Co., 1.900%                        2,925                90,675
Entergy Arkansas, Inc., 4.320%                                 100                 7,541
Entergy Louisiana, Inc., 4.160%                              2,824               200,239
Entergy Mississippi, Inc., 4.360%                            5,000               371,563
Entergy New Orleans, Inc., 4.360% (f)                          665                25,270
Entergy New Orleans, Inc., 4.750% (b)(f)                       200                 7,600
Public Service Co., 4.000%                                     360                27,821
Southern California Edison Co., 4.780%                      50,100             1,086,669
Xcel Energy, Inc., 3.600%                                    1,100                75,075
                                                                            ------------
                                                                               1,892,453
                                                                            ------------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $1,429,392)                                                 1,898,683
                                                                            ------------
TOTAL PREFERRED STOCKS
  (Identified Cost $80,388,137)                                               88,435,678
                                                                            ------------
MUTUAL FUNDS - 0.6% OF TOTAL NET ASSETS

Bond Mutual Funds - 0.6%
CIM High Yield Securities Fund, Inc(b)                     159,355               648,575
High Income Opportunity Fund, Inc.                       2,217,450            13,437,747
Managed High Income Portfolio, Inc.                      1,369,100             8,228,291
Morgan Stanley Emerging Markets Debt Fund,
   Inc.(b)                                                 356,954             3,883,659
                                                                            ------------
                                                                              26,198,272
                                                                            ------------
TOTAL MUTUAL FUNDS
  (Identified Cost $26,759,551)                                               26,198,272
                                                                            ------------

                                                             Principal Amount
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 23.7% of total net assets

Tri-Party Repurchase Agreement with Fixed Income Clearing
Corporation, dated 12/30/05 at 2.050% to be repurchased at
$78,358,844 on 1/03/06 collateralized by $63,775,000 U.S.
Treasury Note, 2.750% due 6/30/06 with a value of
$64,173,594; and $15,815,000 U.S. Treasury Note, 4.000% due
4/15/10 with a value of $15,735,925 (c)                           $78,341,000         78,341,000
                                                                                      ----------

                                                                       Shares
------------------------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime Portfolio (d)     956,928,022        956,928,022
                                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $1,035,269,022)                                                 1,035,269,022
                                                                                 ---------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

TOTAL INVESTMENTS - 120.4%
  (Identified Cost $5,057,904,202) (a)                       5,251,488,688
  Other assets less liabilities--(20.4)%                      (890,587,754)
                                                           ---------------

TOTAL NET ASSETS - 100%                                    $ 4,360,900,934
                                                           ---------------

(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment advisor's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

      At December 31, 2005, the unrealized appreciation on investments based on cost of $5,064,714,149 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all investments
         in which there is an excess of value over tax cost        $266,247,212
      Aggregate gross unrealized depreciation for all investments
         in which there is an excess of tax cost over value         (79,472,673)
                                                                   ------------
      Net unrealized appreciation                                  $186,774,539
                                                                   ------------

      At September 30, 2005, the Fund had a capital loss carryover of approximately $73,376,816 which expires on September 30, 2011. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $937,484,665 and $956,928,022, respectively.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d)   Represents investment in securities lending collateral.

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

(e)   Non-income producing security.

(f)   Non-income producing security due to default or bankruptcy filing.

(g) Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

(h)   Variable rate security. The rate as of December 31, 2005 is disclosed.

(i)   Payment-in-Kind security.

(j) Illiquid security. At December 31, 2005, the value of these securities was $9,681,527 or 0.22% of net assets.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $490,577,727 or 11.25% of net assets.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

Key to Abbreviations: ARS: Argentine Peso; AUD: Australian Dollar; BRL:
Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: Great British Pound; IDR:
Indonesian Rupiah; MXN: Mexican Peso; NZD: New Zealand Dollar; SGD: Singapore Dollar; SEK: Swedish Krona; KRW: South Korean Won; THB: Thai Baht; USD: United States Dollar; ZAR: South African Rand

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

Loomis Sayles Fixed Income Fund

                                                 Principal Amount     Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - 92.4% OF Total
  Net Assets

NON-CONVERTIBLE BONDS - 87.9%

ABS Car Loan - 0.0%
Americredit Automobile Receivables
  Trust, Series 2003-DM, Class A4,
  2.840%, 8/06/2010                        USD             70,000  $     68,794
                                                                   ------------
Airlines - 1.5%
American Airlines, Inc., 6.978%,
  4/01/2011                                               500,679       516,177
American Airlines, Inc., 7.324%,
  10/15/2009                                              250,000       228,740
American Airlines, Inc., Series
  93A6, 8.040%, 9/16/2011                                  50,184        44,661
Continental Airlines, Inc., 6.703%,
  6/15/2021                                               557,930       543,853
Continental Airlines, Inc., Series
  1991-1A, 6.545%, 2/02/2019                            1,687,272     1,684,712
Continental Airlines, Inc., Series
  1998-1A, 6.648%, 9/15/2017                              903,364       882,765
Continental Airlines, Inc., Series
  1997-4A, 6.900%, 1/02/2018                              200,742       199,937
Continental Airlines, Inc., Series
  2000-2, 7.707%, 10/02/2022                              390,911       394,043
Continental Airlines, Inc., Series
  2001-1B, 7.373%, 12/15/2015                             206,413       179,719
Continental Airlines, Inc., Series
  2000-2, 8.307%, 4/02/2018                               132,894       117,158
US Airways, 6.850%, 1/30/2018                           1,805,149     1,788,994
                                                                   ------------
                                                                      6,580,759
                                                                   ------------
Asset-Backed Securities - 0.3%
Community Program Loan Trust,
  Series 1987-A, Class A5, 4.500%,
  4/01/2029                                               725,000       668,434
Countrywide Asset Backed
  Certificates, Series 2004-S1,
  Class A2, 3.872%, 3/25/2020                              60,000        58,971
Countrywide Asset Backed
  Certificates, Series 2004-S1,
  Class A3, 4.615%, 2/25/2035                              55,000        53,511
Countrywide Asset-Backed
  Certificates, 4.905%, 8/25/2032,
  Series 2003-5AFY                                        158,761       158,288
Countrywide Home Loan Inc., 5.500%,
  8/01/2006, Series MTNJ                                   80,000        80,326
Residential Asset Securities Corp.,
  Series 2004 Ks9 Class AI3,
  3.790%, 8/25/2029                                       130,000       127,257
Residential Asset Securities Corp.,
  Series 2003 Ks10 Class AI4,
  4.470%, 3/25/2032                                       100,000        99,069
                                                                   ------------
                                                                      1,245,856
                                                                   ------------
Automotive - 2.5%
BMW Vehicle Owner Trust, Series
  2004-A, Class A4, 3.320%,
  2/25/2009                                               165,000       161,619
Cummins Engine Co., Inc., 7.125%,
  3/01/2028                                             2,400,000     2,388,000
DaimlerChrysler NA Holding Corp.,
  6.500%, 11/15/2013                                      200,000       209,410
Delphi Automotive Systems Corp.,
  7.125%, 5/01/2029(b)(g)                               2,734,000     1,387,505
Ford Credit Auto Owner Trust,
  4.380%, 1/15/2010                                       105,000       103,976
Ford Credit Auto Owner Trust,
  Series 2004-A, Class A4, 3.540%,
  11/15/2008                                               95,000        93,074
Ford Motor Co., 6.375%, 2/01/2029                         765,000       481,950
Ford Motor Co., 6.625%, 10/01/2028                      1,650,000     1,064,250
General Motors Acceptance Corp.,
  5.100%, 7/16/2007(e)                                    500,000       468,665

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount     Value(+)
--------------------------------------------------------------------------------
BONDS AND NOTES - continued

Automotive - continued
General Motors Acceptance Corp.,
  5.220%, 3/20/2007(e)                     USD          2,750,000  $  2,597,523
General Motors Acceptance Corp.,
  5.625%, 5/15/2009,                                    1,500,000     1,334,538
General Motors Acceptance Corp.,
  6.375%, 12/07/2007                       GBP            300,000       476,097
General Motors Acceptance Corp.,
  6.875%, 8/28/2012                        USD            200,000       180,267
General Motors Acceptance Corp.,
  7.500%, 12/01/2006                       NZD            100,000        65,718
GMAC International Finance BV,
  8.000%, 3/14/2007                                       264,000       169,456
Nissan Auto Receivables Owner
  Trust, Series 2005 B Note Class
  A3, 3.990%, 7/15/2009                    USD             40,000        39,534
                                                                   ------------
                                                                     11,221,582
                                                                   ------------
Banking - 5.9%
Bank of America Corp., 5.875%,
  2/15/2009                                               205,000       210,550
Barclays Financial LLC, 4.060%,
  9/16/2010, 144A                          KRW      2,340,000,000     2,216,269
Barclays Financial LLC, 4.100%,
  3/22/2010, 144A                          THB        192,000,000     4,368,848
Barclays Financial LLC, 4.160%,
  2/22/2010, 144A                                     175,000,000     3,996,953
Barclays Financial LLC, 5.500%,
  11/01/2010, 144A                                     45,000,000     1,075,832
Capital One Bank, 5.125%, 2/15/2014        USD            430,000       423,148
CIT Group, Inc., 5.500%, 12/01/2014        GBP          2,000,000     3,544,195
Citigroup, Inc., 5.000%, 3/06/2007         USD            115,000       115,169
HSBC Bank USA, 3.310%, 8/25/2010,
  144A                                                  5,000,000     4,952,500
J.P. Morgan Chase & Co., Zero
  Coupon Bond, 1/01/2025, 144A             BRL         16,585,000     3,919,452
J.P. Morgan Chase & Co., 6.375%,
  4/01/2008                                USD            140,000       144,091
J.P. Morgan Chase London, Zero
  Coupon Bond, 10/21/2010, 144A            IDR  1   8,824,303,000     1,064,837
Wells Fargo Co., 3.500%, 4/04/2008         USD            215,000       208,911
                                                                   ------------
                                                                     26,240,755
                                                                   ------------
Brokerage - 0.2%
Goldman Sachs Group, Inc., 4.750%,
  7/15/2013                                               150,000       145,496
Morgan Stanley, 5.375%, 11/14/2013         GBP            500,000       888,421
                                                                   ------------
                                                                      1,033,917
                                                                   ------------
Chemicals - 0.7%
 Borden, Inc., 7.875%, 2/15/2023           USD          2,625,000     2,100,000
 Borden, Inc., 9.200%, 3/15/2021                          750,000       669,375
 Eastman Chemical Co., 6.300%,
   11/15/2018                                              81,000        82,784
 ICI Wilmington, Inc., 5.625%,
   12/01/2013                                             115,000       114,468
                                                                   ------------
                                                                      2,966,627
                                                                   ------------
 Commercial Mortgage Backed Securities
   - 0.0%
 GS Mortgage Securities Corporation
   II, Series 2005-GG4, Class A4A,
   4.751%, 7/10/2039                                       95,000        92,180
 LB UBS Commercial Mortgage Trust,
   Series 2005 C3, Class A3, 4.647%,
   7/15/2030                                              105,000       102,305
                                                                   ------------
                                                                        194,485
                                                                   ------------
 Construction Machinery - 0.1%
 Caterpillar Financial Asset Trust,
   Series 23005-AA3, 3.900%,
   2/25/2009                                              130,000       128,421
 United Rentals North America, Inc.,
   7.000%, 2/15/2014(b)                                   150,000       140,250
                                                                   ------------
                                                                        268,671
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount     Value(+)
--------------------------------------------------------------------------------
BONDS AND NOTES - continued

Consumer Products - 0.3%
Bausch & Lomb, Inc., 7.125%,
  8/01/2028                                USD          1,250,000  $  1,352,641
                                                                   ------------
Credit Card - 0.1%
Citibank Credit Card Issuance
  Trust, Series 2003 A2, 2.700%,
  1/15/2008,                                              275,000       274,786
                                                                   ------------
Electric - 3.5%
AES Corp., 7.750%, 3/01/2014                              730,000       765,588
AES Corp., 8.875%, 11/01/2027                           1,300,000     1,412,125
AES Corp., 9.375%, 9/15/2010                              100,000       109,250
Calenergy Co., Inc., 7.630%,
  10/15/2007                                              245,000       255,337
Calpine Canada Energy Finance,
  8.500%, 5/01/2008(b)(g)                                 665,000       247,713
Calpine Corp., 7.750%,
  4/15/2009(b)(g)                                         410,000       176,300
Calpine Corp., 7.875%,
  4/01/2008(b)(g)                                         550,000       236,500
Calpine Corp., 8.500%, 7/15/2010,
  144A(g)                                                 215,000       176,300
Calpine Corp., 8.500%,
  2/15/2011(b)(g)                                         961,000       293,105
Calpine Corp., 8.625%,
  8/15/2010(b)(g)                                         500,000       152,500
Carolina Power & Light Co., 6.500%,
  7/15/2012                                                65,000        69,640
Consolidated Edison Co. of N.Y.,
  5.625%, 7/01/2012(b)                                    110,000       114,226
Dominion Resources, Inc., 5.000%,
  3/15/2013                                               100,000        97,366
Dominion Resources, Inc., 5.700%,
  9/17/2012                                               160,000       162,690
Duke Energy Corp., 4.200%,
  10/01/2008                                               85,000        83,132
Dynegy Holdings, Inc., 7.125%,
  5/15/2018                                               380,000       338,200
Dynegy Holdings, Inc., 7.625%,
  10/15/2026                                              810,000       720,900
Empresa Nacional de Electricidad SA
  (Endesa-Chile), 7.875%, 2/01/2027                     1,589,000     1,756,620
Empresa Nacional de Electricidad SA
  (Endesa-Chile), 8.350%, 8/01/2013                       500,000       569,459
Enersis SA, 7.375%, 1/15/2014(b)                          275,000       295,797
Enersis SA, 7.400%, 12/01/2016                          4,000,000     4,347,588
NGC Corporation Capital Trust I,
  Series B, 8.316%, 6/01/2027(b)                          195,000       172,575
Quezon Power Philippines Co.,
  8.860%, 6/15/2017                                     1,610,700     1,562,379
Tiverton Power Associates Ltd.,
  9.000%, 7/15/2018, 144A(g)                              456,952       351,853
TXU Corp., Series P, 5.550%,
  11/15/2014                                              170,000       161,472
TXU Corp., Series R, 6.550%,
  11/15/2034                                            1,155,000     1,091,357
                                                                   ------------
                                                                     15,719,972
                                                                   ------------
Financial Other - 0.1%
Berkshire Hathaway Finance, 4.200%,
  12/15/2010                                              650,000       629,283
                                                                   ------------
Food - 0.0%
Friendly Ice Cream Corp., 8.375%,
  6/15/2012(b)                                             50,000        44,500
                                                                   ------------
Foreign Local Governments - 12.0%
Province of Alberta, 5.930%,               CAD
  9/16/2016                                             1,160,162     1,084,561
Province of British Columbia, Zero
  Coupon Bond, 8/23/2013                               11,700,000     7,333,221

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount     Value(+)
--------------------------------------------------------------------------------
BONDS AND NOTES - continued

Foreign Local Governments - continued
Province of British Columbia,              CAD
  5.250%, 12/01/2006                                    1,615,000  $  1,405,548
Province of British Columbia,
  6.000%, 6/09/2008                                     1,000,000       900,331
Province of British Columbia,
  6.250%, 12/01/2009                                    7,025,000     6,521,656
Province of Manitoba, 5.750%,
  6/02/2008                                            14,515,000    12,989,892
Province of Ontario, 3.500%,
  9/08/2006                                               940,000       807,109
Province of Ontario, 5.900%,
  3/08/2006                                            18,885,000    16,312,143
Province of Saskatchewan, 5.500%,
  6/02/2008                                             6,960,000     6,196,732
                                                                   ------------
                                                                     53,551,193
                                                                   ------------
Government Agencies - 3.7%
Federal Home Loan Mortgage Corp.,
  2.875%, 5/15/2007(b)                     USD          1,000,000       975,242
Federal Home Loan Mortgage Corp.,
  3.220%, 6/20/2007                        SGD          1,500,000       902,946
Federal Home Loan Mortgage Corp.,
  4.000%, 7/01/2019                        USD            111,203       106,110
Federal Home Loan Mortgage Corp.,
  4.500%, 8/01/2018                                       192,967       188,204
Federal Home Loan Mortgage Corp.,
  4.500%, 6/01/2019                                       105,679       102,965
Federal Home Loan Mortgage Corp.,
  4.500%, 12/01/2034                                      154,574       145,746
Federal Home Loan Mortgage Corp.,
  5.000%, 11/01/2018                                      247,789       245,679
Federal Home Loan Mortgage Corp.,
  5.000%, 12/01/2031                                      234,318       227,345
Federal Home Loan Mortgage Corp.,
  5.500%, 7/15/2006(b)                                    500,000       502,388
Federal Home Loan Mortgage Corp.,
  5.500%, 12/01/2018                                       59,167        59,542
Federal Home Loan Mortgage Corp.,
  7.000%, 3/01/2011                                        55,119        57,009
Federal National Mortgage
  Association, 2.290%, 2/19/2009           SGD         16,000,000     9,372,113
Federal National Mortgage
  Association, 4.000%, 5/01/2019           USD            294,917       281,952
Federal National Mortgage
  Association, 4.250%,
  7/15/2007(b)                                            500,000       496,275
Federal National Mortgage
  Association, 5.250%, 8/01/2012                          535,000       540,132
Federal National Mortgage
  Association, 5.500%, 8/01/2019                          312,235       314,280
Federal National Mortgage
  Association, 5.500%, 5/01/2033                          102,281       101,531
Federal National Mortgage
  Association, 5.500%, 10/01/2033                         144,502       143,442
Federal National Mortgage
  Association, 5.500%, 11/01/2033                         107,215       106,429
Federal National Mortgage
  Association, 5.500%, 2/01/2034                          293,831       291,235
Federal National Mortgage
  Association, 5.500%, 12/01/2034                         102,401       101,496
Federal National Mortgage
  Association, 5.500%, 4/01/2035                          144,847       143,459
Federal National Mortgage
  Association, 6.000%, 8/01/2034                          141,826       143,167
Federal National Mortgage
  Association, 7.500%, 4/01/2017                           91,208        95,910
Federal National Mortgage
  Association, 7.500%, 11/01/2031                          53,183        55,737
Federal National Mortgage
  Association, 8.000%, 8/01/2015                           74,689        79,759
Federal National Mortgage
  Association, 8.000%, 12/01/2023                          33,636        35,914

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount     Value(+)
--------------------------------------------------------------------------------
BONDS AND NOTES - continued

Government Agencies - continued
Government National Mortgage Association,
  5.500%, 1/20/2034                        USD            177,015  $    177,789
Government National Mortgage
  Association, 6.000%, 9/15/2032                           94,580        96,959
Government National Mortgage
  Association, 6.000%, 5/20/2034                          103,740       106,013
Government National Mortgage
  Association, 7.500%, 9/15/2013                          100,426       105,492
Government National Mortgage
  Association, 8.000%, 8/15/2025                           18,679        20,003
Government National Mortgage
  Association, 8.000%, 9/15/2025                           43,034        46,088
Government National Mortgage
  Association, 8.000%, 2/15/2030                           13,730        14,699
                                                                   ------------
                                                                     16,383,050
                                                                   ------------
Healthcare - 1.9%
Columbia/HCA Healthcare Corp.,
  7.050%, 12/01/2027                                    3,250,000     3,111,683
Columbia/HCA Healthcare Corp.,
  7.580%, 9/15/2025                                     2,455,000     2,501,063
Columbia/HCA Healthcare Corp.,
  7.690%, 6/15/2025                                     1,000,000     1,038,411
HCA, Inc., 6.250%, 2/15/2013                            1,000,000     1,000,711
HCA, Inc., 7.500%, 11/06/2033                             645,000       665,973
                                                                   ------------
                                                                      8,317,841
                                                                   ------------
Independent/Energy - 0.4%
Astoria Power, 8.144%, 5/01/2021,
  144A                                                    500,000       518,715
Chesapeake Energy Corp., 6.500%,
  8/15/2017                                               165,000       165,825
Chesapeake Energy Corp., 6.875%,
  1/15/2016                                               200,000       205,000
Chesapeake Energy Corp., 6.875%,
  11/15/2020, 144A                                        110,000       111,375
Pioneer Natural Resource Co.,
  5.875%, 7/15/2016                                       435,000       430,791
Pioneer Natural Resources Co.,
  6.500%, 1/15/2008                                        55,000        56,200
Progress Energy, Inc., 7.100%,
  3/01/2011                                                45,000        48,552
XTO Energy, Inc., 4.900%, 2/01/2014                       220,000       214,836
XTO Energy, Inc., 5.300%, 6/30/2015                        70,000        69,999
                                                                   ------------
                                                                      1,821,293
                                                                   ------------
Industrial Other - 0.0%
Aramark Services, Inc., 5.000%,
  6/01/2012                                                20,000        19,331
                                                                   ------------
Integrated/Energy - 1.3%
Cerro Negro Finance Ltd., 7.900%,
  12/01/2020, 144A                                      4,650,000     4,394,250
Conoco Funding Co., 6.350%,
  10/15/2011                                              175,000       187,509
Petrozuata Finance, Inc., 8.220%,
  4/01/2017, 144A                                       1,425,000     1,339,500
                                                                   ------------
                                                                      5,921,259
                                                                   ------------
Life Insurance - 2.2%
ASIF Global Financing XXVII,
  2.380%, 2/26/2009, 144A                  SGD         17,000,000     9,947,206
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount     Value(+)
--------------------------------------------------------------------------------
BONDS AND NOTES - continued

Lodging - 0.3%
Host Marriott LP, Series 0
  6.375%, 3/15/2015                        USD            150,000  $    149,625
                                                                   ------------
Media Cable - 0.5%
Cox Communications, Inc.,
  4.625%, 1/15/2010                                        85,000        82,285
Cox Communications Inc.,
  5.450%, 12/15/2014                                      430,000       419,595
CSC Holdings, Inc., 7.000%,
  4/15/2012, 144A                                         200,000       189,000
NTL Cable PLC, 9.750%,
  4/15/2014                                GBP            250,000       443,029
Rogers Cable, Inc., 5.500%,
  3/15/2014                                USD            150,000       140,437
TCI Communications, Inc.,
  7.875%, 2/15/2026                                       550,000       634,825
Time Warner, Inc., 7.625%,
  4/15/2031                                               145,000       161,479
                                                                   ------------
                                                                      2,070,650
                                                                   ------------
Media Non-Cable - 0.0%
Clear Channel Communications,
  Inc. 4.250%, 5/15/2009                                   85,000        81,707
Reed Elsevier Capital, 4.625%,
  6/15/2012                                                35,000        33,919
                                                                   ------------
                                                                        115,626
                                                                   ------------
Metals & Mining - 0.3%
AK Steel Corp., 7.750%,
  6/15/2012(b)                                            425,000       383,563
Alcoa, Inc., 6.000%, 1/15/2012                            200,000       209,439
Glencore Funding LLC, 6.000%,
  4/15/2014, 144A                                         200,000       188,108
Glencore Nickel Property Ltd.,
  Zero Coupon Bond, 1/01/202                              390,000             0
Murrin Murrin Holdings
  Property Ltd., 9.375%,
  8/31/2007                                               200,000             0
Vale Overseas Ltd., 8.250%,
  1/17/2034                                               520,000       598,650
                                                                   ------------
                                                                      1,379,760
                                                                   ------------
Municipal - General Obligation - 0.0%
Chelsea GCA Realty Partnership
  LP, 7.250%, 10/21/2007                                   80,000        82,795
                                                                   ------------
Non Captive Consumer - 0.1%
American General Finance
  Corp., Series MTNG, 5.375%,
  9/01/2009                                               165,000       166,421
Household Finance Corp.,
  6.500%, 11/15/2008                                       60,000        62,447
Household Finance Corp.,
  7.200%, 7/15/2006                                       175,000       177,073
                                                                   ------------
                                                                        405,941
                                                                   ------------
Non-Captive Diversified - 1.4%
General Electric Capital
  Corp., 3.500%, 5/01/2008                                150,000       145,702
General Electric Capital
  Corp., Series MTNA (b),
  4.750%, 9/15/2014                                       400,000       393,403
General Electric Capital
  Corp., 6.000%, 6/15/2012                                245,000       258,032
General Electric Capital
  Corp., 6.125%, 5/17/2012                 GBP          1,000,000     1,855,316
General Electric Capital
  Corp., 6.500%, 9/28/2015                 NZD          5,100,000     3,448,407
General Electric Capital
  Corp., Series EMTN, 1.725%,
  6/27/2008                                SGD            250,000       144,926
International Lease Finance
  Corp., 6.375%, 3/15/2009                 USD             35,000        36,353
                                                                   ------------
                                                                      6,282,139
                                                                   ------------
Oil Field Services - 0.3%
Pecom Energia SA, 8.125%,
  7/15/2010,  144A                                      1,472,000     1,508,800
                                                                   ------------
                                        6

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount     Value(+)
--------------------------------------------------------------------------------
BONDS AND NOTES - continued

Owned - No Guarantee - 0.6%
Pemex Project Funding Master
  Trust, 8.625%, 2/01/2022,                USD            250,000  $    308,125
Pemex Project Funding Master
  Trust, 9.125%, 12/01/2023, 144A                       1,400,000     1,720,600
Pemex Project Funding Master
  Trust, 9.750%, 3/30/2018, 144A                          400,000       508,400
                                                                   ------------
                                                                      2,537,125
                                                                   ------------
Paper - 2.7%
Abitibi-Consolidated, Inc.,
  7.500%, 4/01/2028                                       650,000       529,750
Arcel Finance Ltd., 7.048%,
  9/01/2011, 144A                                         945,300       948,892
Georgia-Pacific Corp. (Timber
  Group), 7.250%, 6/01/2028                             2,000,000     1,772,500
Georgia-Pacific Corp., 7.375%,
  12/01/2025                                            3,000,000     2,700,000
Georgia-Pacific Corp., 7.750%,
  11/15/2029                                            5,515,000     5,032,438
International Paper Co., 4.000%,
  4/01/2010                                               150,000       141,639
International Paper Co., 4.250%,
  1/15/2009                                               700,000       679,368
                                                                   ------------
                                                                     11,804,587
                                                                   ------------
Pharmaceuticals - 0.4%
Elan Financial PLC, 7.750%,
  11/15/2011                                              720,000       673,200
Pharma Service Intermediate
  Holding Corp., (Step to
  11.500% on 4/1/2009) Zero
  Coupon Bond, 4/01/2014(h)                             1,500,000     1,110,000
Schering-Plough Corp. 5.550%,
  12/01/2013                                               75,000        76,407
                                                                   ------------
                                                                      1,859,607
                                                                   ------------
Pipelines - 2.3%
El Paso Corp., 6.375%,
  2/01/2009, 144A                                       1,575,000     1,543,500
El Paso Corp., 6.750%,
  5/15/2009(b)                                          2,150,000     2,133,875
El Paso Corp., 6.950%,
  6/01/2028, 144A                                         925,000       839,438
El Paso Corp., 7.000%, 5/15/2011                        3,195,000     3,171,037
El Paso Corp., 7.750%,
  6/15/2010, 144A                                         875,000       892,500
El Paso Corp., 7.800%,
  8/01/2031(b)                                            250,000       249,375
Kinder Morgan Energy Partners,
  5.000%, 12/15/2013                                      150,000       146,172
Kinder Morgan, Inc., 6.500%,
  9/01/2012                                               110,000       116,532
Williams Cos., Inc., 7.500%,
  1/15/2031                                             1,000,000     1,035,000
                                                                   ------------
                                                                     10,127,429
                                                                   ------------
Property & Casualty Insurance - 0.0%
Axis Capital Holdings Ltd.,
  5.750%, 12/01/2014                                       80,000        80,017
                                                                   ------------
Railroads - 0.1%
Missouri Pacific Railroad Co.,
  5.000%, 1/01/2045                                       500,000       382,918
                                                                   ------------
Real Estate Investment Trusts - 0.8%
        Colonial Reality LP, 4.750%,
  2/01/2010                                                15,000        14,611
EOP Operating LP, 4.650%,
  10/01/2010                                              210,000       203,471
EOP Operating LP, 7.250%,
  2/15/2018                                             2,000,000     2,231,990
Highwoods Realty LP, 7.500%,
  4/15/2018                                               475,000       520,957
Simon Property Group LP, 6.375%,
  11/15/2007                                               75,000        76,638
Spieker Properties, Inc. 7.350%,
  12/01/2017                                              500,000       574,068
                                                                   ------------
                                                                      3,621,735
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

Refining - 0.1%
Valero Energy Corp., 4.750%,
  4/01/2014                                USD            445,000  $    430,379
                                                                   ------------
Restaurants - 0.1%
McDonald's Corp., 3.627%,
  10/10/2010                               SGD          1,000,000       604,255
                                                                   ------------
Retailers - 0.8%
Dillard's, Inc., 7.750%,
  7/15/2026                                USD          1,025,000       994,250
J.C. Penney Co., Inc., 7.125%,
  11/15/2023(b)                                         1,045,000     1,163,363
Toys R Us, 7.375%, 10/15/2018                             280,000       201,600
Woolworth Corp., 8.500%,
  1/15/2022                                               925,000       978,188
                                                                   ------------
                                                                      3,337,401
                                                                   ------------
Sovereigns - 13.7%
Canadian Government, 4.250%,
  9/01/2008                                CAD          6,235,000     5,412,159
Canadian Government, 4.500%,
  9/01/2007                                            16,520,000    14,360,583
Canadian Government, Series
  WH31, 6.000%, 6/01/2008                                 800,000       721,648
Kingdom of Norway, 5.500%,
  5/15/2009                                NOK         20,000,000     3,163,638
Government of Sweden, Series
  1040, 6.500%, 5/05/2008                  SEK          2,500,000       340,550
Government of Sweden, Series
  1045, 5.250%, 3/15/2011                              10,000,000     1,383,851
Mexican Fixed Rate Bonds,
  8.000%, 12/07/2023                       MXN         30,500,000     2,699,031
Mexican Fixed Rate Bonds,
  9.000%, 12/20/2012                                  101,500,000     9,959,553
PF Export Receivables Master
  Trust, 6.436%, 6/01/2015, 144A           USD          1,916,455     1,913,503
Republic of Argentina, Zero
  Coupon Bond, 12/15/2035(b)(e)                         1,544,373        80,307
Republic of Argentina, 2.000%,
  9/30/2014                                ARS          5,000,000     1,649,349
Republic of Argentina, 4.005%,
  8/03/2012(e)                             USD          2,420,000     1,894,860
Republic of Argentina, 8.280%,
  12/31/2033(b)                                           554,831       461,897
Republic of Brazil, 8.250%,
  1/20/2034(b)                                          8,161,000     8,662,902
Republic of Brazil, 10.125%,
  5/15/2027(b)                                          4,220,000     5,306,650
Republic of Brazil, 11.000%,
  8/17/2040(b)                                            575,000       741,175
Republic of South Africa,
  12.500%, 12/21/2006                      ZAR          3,020,000       499,523
Republic of Uruguay, 7.875%,
  1/15/2033(j)                             USD          1,491,942     1,503,132
SP Powerassets Ltd., 3.730%,
  10/22/2010                               SGD            250,000       152,664
                                                                   ------------
                                                                     60,906,975
                                                                   ------------
Supermarkets - 0.9%
Albertson's, Inc., 6.625%,                                              588,629
  6/01/2028                                USD            690,000
Albertson's, Inc., 7.450%,
  8/01/2029                                             3,200,000     2,966,669
Albertson's, Inc., 8.000%,
  5/01/2031                                               240,000       236,123
Fred Meyer, Inc., 7.450%,
  3/01/2008                                               165,000       171,927
Kroger Co., 4.950%, 1/15/2015                              90,000        84,379
                                                                   ------------
                                                                      4,047,727
                                                                   ------------
Supranational - 4.7%
Inter-American Development Bank,
  Zero Coupon Bond, 5/11/2009              BRL         30,000,000     7,823,633
Inter-American Development Bank,
  Series EMTN, 6.000%, 12/15/2017          NZD         19,735,000    13,162,569
                                                                   ------------
                                                                     20,986,202
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount     Value(+)
--------------------------------------------------------------------------------
BONDS AND NOTES - continued

Technology - 2.8%
Amkor Technology, Inc., 7.125%,
  3/15/2011(b)                             USD            625,000  $    550,000
Arrow Electronics, Inc., 6.875%,
  7/01/2013                                             3,500,000     3,737,934
Avnet, Inc., 6.000%, 9/01/2015                            250,000       243,199
Corning, Inc., 6.200%, 3/15/2016                          250,000       255,658
Corning, Inc., 6.850%, 3/01/2029(b)                       450,000       474,231
Lucent Technologies, Inc., 6.450%,
  3/15/2029                                             4,445,000     3,811,587
Lucent Technologies, Inc., 6.500%,
  1/15/2028                                               200,000       168,000
Nortel Networks Corp., 6.875%,
  9/01/2023                                               575,000       514,625
Northern Telecom Capital Corp.,
  7.875%, 6/15/2026                                       150,000       145,125
Samsung Electronics Co. Ltd.,
  7.700%, 10/01/2027, 144A                              1,158,000     1,265,497
Xerox Capital Trust I, 8.000%,
  2/01/2027                                             1,200,000     1,236,000
                                                                   ------------
                                                                     12,401,856
                                                                   ------------
Textile - 0.5%
Kellwood Co., 7.625%, 10/15/2017(i)                     2,500,000     2,262,020
                                                                   ------------
Transportation Services - 1.5%
American President Cos. Ltd.,
  8.000%, 1/15/2024                                     2,500,000     2,528,125
Atlas Air, Inc., 9.057%, 1/02/2014                        394,351       350,483
Atlas Air, Inc., Series 1999-1B,
  7.630%, 1/02/2015                                     1,326,184     1,093,017
Atlas Air, Inc., Series A, 7.380%,
  1/02/2018                                             1,321,246     1,300,806
Atlas Air, Inc., Series B, 7.680%,
  1/02/2014                                             1,500,291     1,251,543
Bombardier, Inc., 7.450%,
  5/01/2034, 144A                                         175,000       147,875
                                                                   ------------
                                                                      6,671,849
                                                                   ------------
Treasuries - 12.5%
U.S. Treasury Bonds, 5.250%,
  11/15/2028(b)                                           260,000       283,583
U.S. Treasury Bonds, 5.375%,
  2/15/2031(b)                                            370,000       415,614
U.S. Treasury Notes, 2.625%,
  5/15/2008(b)                                         17,455,000    16,767,709
U.S. Treasury Notes, 2.750%,
  7/31/2006(b)                                             65,000        64,388
U.S. Treasury Notes, 3.000%,
  2/15/2008(b)                                         15,345,000    14,912,824
U.S. Treasury Notes, 3.500%,
  5/31/2007(b)                                            185,000       182,673
U.S. Treasury Notes, 3.750%,
  5/15/2008(b)                                          5,150,000     5,076,772
U.S. Treasury Notes, 4.250%,
  10/31/2007(b)                                        18,000,000    17,947,260
U.S. Treasury Notes, 4.625%,
  5/15/2006(b)                                            160,000       160,163
U.S. Treasury Notes, 5.000%,
  2/15/2011(b)                                             45,000        46,348
                                                                   ------------
                                                                     55,857,334
                                                                   ------------
Treasury Inflation Protected Securities - 0.1%
U.S. Treasury Notes 2.000%, 7/15/2014(b)                  258,894       257,448
                                                                   ------------
Wireless Telecommunication Services - 0.1%
Sprint Capital Corp., 6.125%, 11/15/2008                   65,000        66,840
Sprint Capital Corp., 6.875%, 11/15/2028                  180,000       196,684
                                                                   ------------
                                                                        263,524
                                                                   ------------

Wirelines - 3.7%
Level 3 Communications, Inc.,
  9.125%, 5/01/2008                                       105,000        95,550

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

Wirelines - continued
Philippine Long Distance Telephone
  Co., 8.350%, 3/06/2017                   USD          3,914,000  $  4,129,270
Qwest Capital Funding, Inc.,
  6.500%, 11/15/2018                                    3,305,000     3,007,550
Qwest Capital Funding, Inc.,
  6.875%, 7/15/2028                                     7,575,000     6,912,188
Qwest Capital Funding, Inc.,
  7.000%, 8/03/2009(b)                                    850,000       858,500
Qwest Capital Funding, Inc.,
  7.250%, 2/15/2011(b)                                     25,000        25,313
Qwest Capital Funding, Inc.,
  7.625%, 8/03/2021                                       350,000       339,500
Qwest Capital Funding, Inc.,
  7.750%, 2/15/2031                                       775,000       744,000
Telecom Italia Capital, 4.000%,
  11/15/2008                                               80,000        77,583
Verizon New Jersey, Inc., 5.875%,
  1/17/2012                                                80,000        80,720
                                                                   ------------
                                                                     16,270,174
                                                                   ------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $368,118,100)                                    390,509,699
                                                                   ------------
CONVERTIBLE BONDS - 4.5%

Airlines - 0.4%
AMR Corp., 4.250%, 9/23/2023                              325,000       457,031
AMR Corp., 4.500%, 2/15/2024                              635,000       746,919
Continental Airlines, Inc., 5.000%,
  6/15/2023(b)                                            300,000       381,375
                                                                   ------------
                                                                      1,585,325
                                                                   ------------
Electric - 0.3%
Power Receivables Finance LLC,
  6.290%, 1/01/2012, 144A                               1,301,130     1,322,650
                                                                   ------------
Healthcare - 0.0%
Invitrogen Corp., 1.500%, 2/15/2024                       200,000       169,000
                                                                   ------------

Independent/Energy - 0.8%
Devon Energy Corp., 4.900%, 8/15/2008                   1,300,000     1,496,625
Devon Energy Corp., 4.950%, 8/15/2008                   1,900,000     2,187,375
                                                                   ------------
                                                                      3,684,000
                                                                   ------------
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co., 3.991%,
  9/15/2023(b)(e)                                       2,300,000     2,265,615
Chiron Corp., 1.625%, 8/01/2033                         1,175,000     1,154,438
Enzon Pharmaceuticals, Inc.,
  4.500%, 7/01/2008                                     2,255,000     2,023,862
Epix Pharmaceuticals, Inc., 3.000%,
  6/15/2024                                               250,000       150,000
IVAX Corp., 4.500%, 5/15/2008                             105,000       105,788
Nektar Therapeutics, 3.250%,
  9/28/2012, 144A                                         275,000       276,719
Nektar Therapeutics, 3.500%,
  10/17/2007                                              465,000       455,700
Regeneron Pharmaceuticals, Inc.,
  5.500%, 10/17/2008                                    1,100,000     1,047,750
Valeant Pharmaceuticals
  International, 3.000%, 8/16/2010                        885,000       757,781
Valeant Pharmaceuticals
  International, 4.000%, 11/15/2013                       260,000       221,650
                                                                   ------------
                                                                      8,459,303
                                                                   ------------
Technology - 0.6%
Amkor Technology, Inc., 5.000%,
  3/15/2007(b)                                            900,000       849,375
Kulicke & Soffa Industries, Inc.,
  0.500%, 11/30/2008                                      335,000       260,881

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

Technology - continued
Kulicke & Soffa Industries, Inc.,
  1.000%, 6/30/2010                        USD             40,000  $     33,600
Maxtor Corp., 5.750%, 3/01/2012(i)                        527,000       484,840
Nortel Networks Corp., 4.250%,
  9/01/2008                                               700,000       656,250
Richardson Electric Ltd., 7.750%,
  12/15/2011, 144A                                        263,000       239,330
SCI Systems, Inc., 3.000%, 3/15/2007                      200,000       191,500
                                                                   ------------
                                                                      2,715,776
                                                                   ------------
Textile - 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012                      108,000       103,680
                                                                   ------------
Wirelines - 0.5%
Level 3 Communications, Inc.,
  2.875%, 7/15/2010                                     1,270,000       801,688
Level 3 Communications, Inc.,
  6.000%, 9/15/2009                                     1,985,000     1,310,100
Level 3 Communications, Inc.,
  6.000%, 3/15/2010(b)                                    125,000        80,156
                                                                   ------------
                                                                      2,191,944
                                                                   ------------
TOTAL CONVERTIBLE BONDS
  (Identified Cost $18,964,371)                                      20,231,678
                                                                   ------------

TOTAL BONDS AND NOTES
  (Identified Cost $387,082,471)                                    410,741,377
                                                                   ------------

                                                           Shares      Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - 1.5% Of Total Net Assets

Communications Equipment - 0.9%
Corning, Inc.(f)                                          205,167     4,033,583
                                                                   ------------

Wirelines - 0.6%
Philippine Long Distance Telephone
  Co., ADR                                                 81,791     2,743,269
                                                                   ------------
TOTAL COMMON STOCKS
  (Identified Cost $3,064,649)                                        6,776,852
                                                                   ------------
PREFERRED STOCKS - 1.7% Of Total Net Assets

NON-CONVERTIBLE PREFERRED STOCKS - 0.2%
Electric - 0.2%
Del Marva Power & Light Co., 4.000%                           434        29,946
Entergy Louisiana, Inc.,, 4.440%(b)                           830        62,795
Entergy New Orleans, Inc., 4.360%(g)                           90         3,420
Entergy New Orleans, Inc., 4.750%(b)(g)                     2,876       109,288
Public Service Electric & Gas Co.,
  4.180%(b)                                                 1,950       156,000
Union Electric Co., 4.500%,                                 6,500       520,325
Xcel Energy, Inc., 4.110%, 4.110%,                            100         7,997
                                                                   ------------
                                                                        889,771
                                                                   ------------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $720,228)                                            889,771
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                           Shares      Value(+)
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 1.5%

PREFERRED STOCKS - continued

Construction Machinery - 0.0%
United Rentals Trust., 6.500%(f)                            3,000  $    127,500
                                                                   ------------
Consumer Products - 0.2%
Newell Financial Trust I., 5.250%                          22,500       933,750
                                                                   ------------

Electric - 0.1%
AES Trust III., 6.750%                                     10,000       444,000
                                                                   ------------

Insurance - 0.7%
Travelers Property Casualty, 4.500%                       122,900     3,043,004
                                                                   ------------

Lodging - 0.1%
Felcor Lodging, Series A, 1.950%                            2,500        59,250
Host Marriott Financial Trust, 7.750%                       5,000       313,125
                                                                   ------------
                                                                        372,375
                                                                   ------------
Packaging - 0.1%
Owens-Illinois, Inc., 4.750%                               10,250       348,500
                                                                   ------------

Technology - 0.3%
Lucent Technologies Capital Trust, 7.750%                   1,500     1,432,500
                                                                   ------------

TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $6,095,238)                                        6,701,629
                                                                   ------------

TOTAL PREFERRED STOCKS
  (Identified Cost $6,815,466)                                        7,591,400
                                                                   ------------

                                                 Principal Amount
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.8% Of
  Total Net Assets

REPURCHASE AGREEMENT - 20.8%

Tri-Party Repurchase Agreement with
  Fixed Income Clearing Corporation,
  dated 12/30/05 at 2.050% to be
  repurchased at 14,084,207 on 1/3/06
  collateralized by $14,435,000 U.S.
  Treasury Note, 4.000% due 4/15/10
  with a value of $14,362,825(c)                 $     14,081,000    14,081,000
                                                                   ------------

                                                           Shares
-------------------------------------------------------------------------------
State Street Navigator Securities
  Lending Prime Portfolio(d)                           78,519,298    78,519,298
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $92,600,298)                                      92,600,298
                                                                   ------------

TOTAL INVESTMENTS - 116.2%
  (Identified Cost $489,562,884)(a)                                 517,709,927
  Other assets less liabilities--(16.2)%                            (72,219,284)
                                                                   ------------

TOTAL NET ASSETS - 100%                                            $445,490,643
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

(+) Debit securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedure under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities; such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

      At December 31, 2005, the unrealized appreciation on investments based on cost of $490,930,849 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value over
        tax cost                                                   $ 34,578,896

      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value                                                   (7,799,818)
                                                                   ------------
      Net unrealized appreciation                                  $ 26,779,078
                                                                   ============

      At September 30, 2005, the Fund had a capital loss carryover of approximately $9,158,202 which expires on September 30, 2011. This amount may be available to offset future realized capital loss gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $76,927,956 and $78,519,298, respectively.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d)   Represents investment in securities lending collateral.

(e)   Variable rate security. The rate as of December 31, 2005 is disclosed.

(f)   Non-income producing security.

(g)   Non-income producing security due to default or bankruptcy filing.

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

(h) Step Bond: Coupon is zero or below market rate for a initial period and then increases at a specified date and rate.

(i) Illiquid Security. At December 31,2005, the value of these securities was $2,476,860 or 0.629% of net assets.

(j)   Payment-in-kind Security.

144A Securities exempt from registration under Rule of the Securities Act of 1933. These securities may be resold in transactions Exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $51,938,702 or 11.66% of net assets.

ADR An American Depository Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issurer described. The values of ADR's are significantly by trading exchanges not located in the United States.

      Key to Abbreviations: ARS: Argenintinian Peso; BRL: Brazilian Real; CAD:
      Canadian Dollar; GBP: Great British Pound; IDR: Indonesian Rupiah; KRW:
      South Korean Won; MXN: Mexian Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SEK: Swedish Krona; SGD: Singapore Dollar; THB: Thai Baht; USD:
      United States Dollar; ZAR: South African Rand

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

Loomis Sayles Global Bond Fund

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - 97.2% of
  total net assets

NON-CONVERTIBLE BONDS - 97.2%
Argentina - 0.7%
Republic of Argentina, 2.000%,
   9/30/2014                                ARS        20,000,000  $  6,597,394
                                                                   ------------
Australia - 2.5%
Queensland Treasury Corp., 6.000%,
  7/14/2009                                 AUD        25,775,000    19,294,281
Telestra Corp. Ltd., 7.250%, 11/15/2012                 6,850,000     5,327,083
                                                                   ------------
                                                                     24,621,364
                                                                   ------------
Austria - 2.3%
Osterreichsche Kontrollbank AG, 1.800%,
  3/22/2010                                 JPY     2,530,000,000    22,440,726
                                                                   ------------
Belgium - 2.4%
Kingdom of Belgium, 3.750%, 3/28/2009       EUR        20,125,000    24,360,307
                                                                   ------------
Brazil - 0.6%
Cia Brasileira de Bebidas, 8.750%,
  9/15/2013 (b)                             USD         2,500,000     2,921,875
Republic of Brazil, 8.750%,
  2/04/2025 (b)                                         2,850,000     3,149,250
                                                                   ------------
                                                                      6,071,125
                                                                   ------------
Canada - 4.2%
Abitibi-Consolidated, Inc., 7.750%,
  6/15/2011(b)                                          4,170,000     3,971,925
Avenor, Inc., 10.850%, 11/30/2014           CAD         5,775,000     5,570,072
Canadian Pacific Railway Ltd., 4.900%,
  6/15/2010, 144A                                       5,575,000     4,882,423
Molson Coors Capital Finance, 5.000%,
  9/22/2015                                             7,100,000     6,072,853
Province of Ontario, 5.700%, 12/01/2008                 1,750,000     1,573,728
Province of Ontario, 6.250%, 12/03/2008     NZD         8,160,000     5,501,193
Province of Saskatchewan, 5.750%,
  3/05/2029                                 CAD         3,105,000     3,153,186
Rogers Cable, Inc., 5.500%, 3/15/2014       USD         2,980,000     2,790,025
Rogers Wireless, Inc., 7.625%, 12/15/2011   CAD         3,515,000     3,250,570
Shaw Communications, Inc., 6.100%,
  11/16/2012                                            6,315,000     5,407,828
                                                                   ------------
                                                                     42,173,803
                                                                   ------------
Cayman Island - 1.3%
Arcel Finance Ltd., 7.048%,
  9/01/2011, 144A                           USD         3,289,644     3,302,145
LPG International, Inc., 7.250%,
  12/20/2015, 144A                                      3,010,000     2,972,375
Vale Overseas Ltd., 8.250%, 1/17/2034                   5,560,000     6,400,950
                                                                   ------------
                                                                     12,675,470
                                                                   ------------
Chile - 0.3%
Empresa Nacional de Electricidad SA
  (Endesa-Chile), 7.875%, 2/01/2027 (b)                 2,900,000     3,205,915
                                                                   ------------
Columbia - 0.5%
Bavaria SA, 8.875%, 11/01/2010, 144A                    4,835,000     5,252,019
                                                                   ------------
Denmark - 1.8%
Kingdom of Denmark, 5.000%, 11/15/2013      DKK        28,830,000     5,143,895
Kingdom of Denmark, 6.000%, 11/15/2009                 75,405,000    13,263,168
                                                                   ------------
                                                                     18,407,063
                                                                   ------------

Finland - 0.6%
Republic of Finland, 5.000%, 7/04/2007      EUR         5,225,000     6,386,448
                                                                   ------------
France - 0.7%
Casino Guichard-Perrachon SA, 4.750%,
  7/21/2011                                             5,735,000     6,933,607
                                                                   ------------
Germany - 7.6%
Bundesobligation, 3.000%, 4/11/2008                     2,500,000     2,966,569
Bundesobligation, 4.000%, 2/16/2007                    19,535,000    23,443,152
Hypothekenbank in Essen AG, 5.250%,
  1/22/2008                                             5,555,000     6,869,247

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

Germany - continued
KFW, 2.500%, 10/11/2010                     EUR         9,925,000  $ 11,429,449
Munchener Hypothekenbank eG, 5.000%,
  1/16/2012                                             8,435,000    10,955,756
Republic of Germany, 3.250%, 4/17/2009                  9,375,000    11,193,570
Republic of Germany, 4.000%, 1/04/2037                  6,740,000     8,601,008
                                                                   ------------
                                                                     75,458,751
                                                                   ------------
Ireland - 3.8%
Depfa ACS Bank, 0.750%, 9/22/2008           JPY     2,110,000,000    18,068,227
Republic of Ireland, 4.600%, 4/18/2016      EUR        15,025,000    19,727,408
                                                                   ------------
                                                                     37,795,635
                                                                   ------------
Japan - 4.9%
Japan Government, 0.200%, 9/20/2007         JPY     5,766,000,000    48,873,297
                                                                   ------------
Korea - 0.2%
Hanarotelecom, Inc., 7.000%,
  2/01/2012, 144A                           USD         1,610,000     1,586,058
                                                                   ------------
Malaysia - 1.2%
 HSBC Bank USA, 3.310%, 8/25/2010, 144A                11,760,000    11,648,280
                                                                   ------------
Mexico - 2.8%
America Movil SA de CV, 4.125%,
  3/01/2009 (b)                                         3,455,000     3,358,260
America Movil SA, 9.000%, 1/15/2016         MXN        45,000,000     4,310,181
Desarrolladora Homex SA, 7.500%,
  9/28/2015, 144A                           USD         7,265,000     7,137,862
Government of Mexico, 6.750%, 6/06/2006     JPY       924,000,000     8,046,365
Mexican Fixed Rate Bonds, 4.250%,
  6/16/2015                                 EUR         3,025,000     3,593,832
Mexican Fixed Rate Bonds, 8.000%,
  12/07/2023                                MXN        15,500,000     1,371,639
                                                                   ------------
                                                                     27,818,139
                                                                   ------------
Netherlands - 3.2%
Deutsche Telekom AG, 5.250%, 5/20/2008      EUR         1,705,000     2,109,455
Diageo Capital BV, 3.875%, 1/06/2009                    1,580,000     1,902,393
Kingdom of Netherlands, 5.500%,
  1/15/2028                                            16,730,000    25,534,252
RWE Finance BV, 6.125%, 10/26/2012                      1,440,000     1,970,871
                                                                   ------------
                                                                     31,516,971
                                                                   ------------
Norway - 0.9%
Kingdom of Norway, 5.500%, 5/15/2009        NOK        57,420,000     9,082,804
                                                                   ------------
Poland - 1.0%
Republic of Poland, Series 2BR, 1.020%,     JPY
  6/09/2009                                         1,200,000,000    10,266,672
                                                                   ------------
Portugal - 0.3%
Republic of Portugal, 3.500%, 4/24/2008               300,000,000     2,716,443
                                                                   ------------
Singapore - 1.5%
Government of Singapore, 4.625%,
  7/01/2010                                 SGD        18,515,000    11,885,780
Singapore Telecommunications Ltd.,
  6.000%, 11/21/2011                        EUR         1,425,000     1,903,844
SP Powerassets Ltd., 3.730%, 10/22/2010     SGD         2,340,000     1,428,932
                                                                   ------------
                                                                     15,218,556
                                                                   ------------
South Africa - 0.1%
Republic of South Africa, 5.250%,
  5/16/2013                                 EUR           800,000     1,026,441
                                                                   ------------
Spain - 2.7%
Government of Spain, 3.600%, 1/31/2009                 22,710,000    27,389,088
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

Supranational - 0.4%
Inter-American Development Bank, Zero
  Coupon Bond, 5/11/2009                    BRL        13,000,000  $  3,390,240
Nordic Investment Bank, 5.250%, 4/20/2006   SEK         6,000,000       761,888
                                                                   ------------
                                                                      4,152,128
                                                                   ------------
Sweden - 5.5%
Government of Sweden, Series 1040,
  6.500%, 5/05/2008                                   175,445,000    23,899,122
Government of Sweden, Series 1045, 5.250%,
  3/15/2011                                           184,365,000    25,513,359
Stena AB, 7.000%, 12/01/2016                USD         2,705,000     2,475,075
Stena AB, 7.500%, 11/01/2013                            2,855,000     2,740,800
                                                                   ------------
                                                                     54,628,356
                                                                   ------------
United Kingdom - 9.4%
BSKYB Finance UK PLC, 5.750%, 10/20/2017    GBP         4,350,000     7,680,161
BSKYB Finance UK PLC, 5.750%,
  10/20/2017, 144A                                        690,000     1,217,394
J.P. Morgan Chase London, Zero Coupon
  Bond, 10/21/2010, 144A                    IDR    75,579,375,000     4,275,309
MBNA Europe Funding Plc, 6.500%, 3/27/2007  EUR         3,800,000     4,689,687
Pearson Plc, 6.125%, 2/01/2007                            640,000       782,390
Permanent Finance Plc, 5.100%, 6/10/2009                3,531,000     4,300,456
Scottish Power UK Plc, Series EMTN,
  6.625%, 1/14/2010                         GBP         1,905,000     3,510,349
Standard Chartered Bank, 6.750%, 4/27/2009                800,000     1,457,836
United Kingdom Treasury, 4.750%, 3/07/2020              6,245,000    11,480,154
United Kingdom Treasury, 5.000%, 3/07/2012             16,360,000    29,456,253
United Kingdom Treasury, 5.000%, 3/07/2025             11,715,000    22,665,052
WPP Group Plc, 6.000%, 6/18/2008            EUR         1,495,000     1,878,570
                                                                   ------------
                                                                     93,393,611
                                                                   ------------
United States - 33.7%
Agco Corp., 6.875%, 4/15/2014                           3,185,000     3,883,843
Albertson's, Inc., 6.625%, 6/01/2028        USD           450,000       383,888
Albertson's, Inc., 7.450%, 8/01/2029                    1,980,000     1,835,626
Albertson's, Inc., 8.000%, 5/01/2031                      770,000       757,562
Albertson's, Inc., 8.700%, 5/01/2030                      220,000       218,853
American Standard, Inc., 7.125%,
  6/01/2006                                 EUR           325,000       388,615
American Standard, Inc., 8.250%,
  6/01/2009                                 GBP           325,000       612,283
American Stores Co., 8.000%, 6/01/2026      USD           720,000       753,373
ASIF Global Financing XXVII, 2.380%,
  2/26/2009, 144A                           SGD        16,300,000     9,537,615
Barclays Financial LLC, 4.060%,
  9/16/2010, 144A                           KRW     6,820,000,000     6,459,384
Barclays Financial LLC, 4.100%,
  3/22/2010, 144A                           THB       183,000,000     4,164,059
Barclays Financial LLC, 4.160%,
  2/22/2010, 144A                                     183,000,000     4,179,671
Barclays Financial LLC, 4.460%,
  9/23/2010, 144A                           KRW     3,250,000,000     3,131,201
Barclays Financial LLC, 5.500%,
  11/01/2010,144A                           THB       342,000,000     8,176,322
CIT Group, Inc., 5.500%, 12/01/2014         GBP         2,835,000     5,023,896
Citi Credit Card Issuance Trust, 5.375%,
  4/10/2013                                 EUR         4,163,000     5,401,329
Citibank NA (New York), 15.000%,
  7/02/2010, 144A                           BRL         1,260,000       567,283
Clear Channel Communications, 4.500%,
  1/15/2010                                 USD         6,190,000     5,920,122
Corning, Inc., 5.900%, 3/15/2014                        1,675,000     1,691,070
Corning, Inc., 6.200%, 3/15/2016                        3,180,000     3,251,970
Corning, Inc., 6.750%, 9/15/2013                          400,000       425,024

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------

BONDS AND NOTES - continued

United States - continued
Couche-Tard US/Finance, 7.500%,
  12/15/2013                                USD         3,775,000  $  3,888,250
DaimlerChrysler Auto Trust, Series
  2005-A, Class A4, 3.740%, 2/08/2010                   9,480,000     9,283,673
DaimlerChrysler NA Holding, 4.875%,
  6/15/2010                                             3,285,000     3,207,431
Federal Home Loan Mortgage Corp., 3.220%,
  6/20/2007                                 SGD         4,750,000     2,859,328
Federal Home Loan Mortgage Corp., 4.000%,
  12/01/2019                                USD           204,661       195,287
Federal Home Loan Mortgage Corp., 4.000%,
  2/01/2020                                               300,151       286,404
Federal Home Loan Mortgage Corp., 4.000%,
  9/01/2020                                             1,286,302     1,225,983
Federal Home Loan Mortgage Corp., 6.000%,
  5/01/2018                                             1,005,705     1,026,642
Federal Home Loan Mortgage Corp., 6.000%,
  10/01/2020                                            1,548,536     1,580,190
Federal Home Loan Mortgage Corp., 6.500%,
  8/01/2035                                             1,198,055     1,227,882
Federal Home Loan Mortgage Corp., 6.500%,
  10/01/2035                                            1,534,507     1,572,710
Federal National Mortgage Association,
  1.750%, 3/26/2008                         JPY     3,990,000,000    34,917,363
Federal National Mortgage Association,
  2.290%, 2/19/2009                         SGD        16,200,000     9,489,265
Federal National Mortgage Association,
  4.500%, 5/01/2020                         USD         4,310,470     4,194,547
Federal National Mortgage Association,
  4.500%, 7/01/2020                                     1,735,470     1,691,333
Federal National Mortgage Association,
  4.500%, 9/01/2035                                     2,364,831     2,227,129
Federal National Mortgage Association,
  5.000%, 10/01/2019                                    2,160,523     2,138,539
Federal National Mortgage Association,
  5.000%, 4/01/2020                                       543,401       537,617
Federal National Mortgage Association,
  5.000%, 6/01/2020                                     1,044,029     1,032,917
Federal National Mortgage Association,
  5.000%, 7/01/2035                                     5,340,458     5,174,681
Federal National Mortgage Association,
  5.000%, 9/01/2035                                    12,031,255    11,657,784
Federal National Mortgage Association,
  5.500%, 11/01/2016                                      781,194       786,921
Federal National Mortgage Association,
  5.500%, 11/01/2034                                    1,927,450     1,910,422
Federal National Mortgage Association,
  5.500%, 6/01/2035                                    10,004,309     9,908,435
Federal National Mortgage Association,
  5.500%, 9/01/2035                                     4,798,818     4,752,829
Federal National Mortgage Association,
  6.000%, 6/01/2017                                     2,292,407     2,341,840
Federal National Mortgage Association,
  6.000%, 5/01/2035                                     4,671,889     4,716,175
Federal National Mortgage Association,
  6.500%, 6/01/2035                                       767,857       787,773
Federal National Mortgage Association,
  6.500%, 7/01/2035                                       312,618       320,727
Ford Motor Credit Co., 5.700%, 1/15/2010                1,530,000     1,300,596
General Electric Capital Corp., 0.550%,
  10/14/2008                                JPY       560,000,000     4,752,894
General Electric Capital Corp., Series
  EMTN, 1.725%, 6/27/2008                   SGD         2,250,000     1,304,332
Georgia-Pacific Corp., 7.250%, 6/01/2028    USD         4,540,000     4,023,575
Government National Mortgage Association,
  6.000%, 10/20/2035                                    1,335,255     1,364,474
Greenwich Capital Commercial Funding
  Corp., 5.117%, 4/10/2037                             11,075,000    11,101,890
HCA, Inc., 5.500%, 12/01/2009 (b)                       3,690,000     3,644,377
Honda Auto Receivables Owner Trust, Series
  2005-1, Class A4, 3.820%, 5/21/2010                   9,020,000     8,810,305
J.P. Morgan Chase & Co., Zero Coupon Bond,
  5/17/2010, 144A                           BRL        27,000,000     6,380,778
John Deere Capital Corp., 3.900%,
  1/15/2008                                 USD         2,595,000     2,544,182
KfW International Finance, Inc., 1.750%,
  3/23/2010                                 JPY       677,000,000     5,993,030

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

United States - continued
KfW International Finance, Inc., 2.050%,
  9/21/2009                                 JPY     2,671,000,000  $ 23,829,800
Kroger Co., 5.500%, 2/01/2013               USD         2,970,000     2,931,824
Lucent Technologies, Inc., 6.450%,
  3/15/2029 (b)                                         3,405,000     2,919,788
MBNA Credit Card Master Note Trust,
  4.300%, 2/15/2011                                    11,680,000    11,537,708
MGM Mirage, 6.000%, 10/01/2009                          5,990,000     5,952,563
Morgan Stanley, 5.375%, 11/14/2013          GBP         2,010,000     3,571,453
News America Holdings, Inc., 8.625%,
  2/07/2014 (e)                             AUD         1,240,000       973,552
Pemex Project Funding Master Trust,
  7.875%, 2/01/2009                         USD         5,600,000     5,989,200
Phillips-Van Heusen Corp., 7.250%,
  2/15/2011                                             4,595,000     4,663,925
Pioneer Natural Resources Co., 6.500%,
  1/15/2008                                             3,436,000     3,510,967
Qwest Capital Funding, Inc., 7.250%,
  2/15/2011(b)                                          1,035,000     1,047,938
Qwest Corporation, 7.875%, 9/01/2011                    2,390,000     2,575,225
Simon Property Group LP, 4.875%,
  3/18/2010                                             5,850,000     5,774,166
Smithfield Foods, Inc., 7.000%, 8/01/2011               5,075,000     5,176,500
U.S. Treasury Bonds, 5.375%, 2/15/2031(b)               2,325,000     2,611,628
Wells Fargo & Co., 5.750%, 7/12/2010        AUD         8,110,000     5,920,775
Williams Cos., Inc., 7.875%, 9/01/2021(b)   USD         2,750,000     2,976,875
                                                                   ------------
                                                                    334,887,386
                                                                   ------------
Venezuela - 0.1%
Cerro Negro Finance Ltd., 7.900%,
  12/01/2020, 144A                                      1,310,000     1,237,950
                                                                   ------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $1,000,913,728)                                  967,821,807
                                                                   ------------

TOTAL BONDS AND NOTES
  (Identified Cost $1,000,913,728)                                  967,821,807
                                                                   ------------

SHORT-TERM INVESTMENTS - 3.0% of
  total net assets
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated
12/30/05 at 2.050% to be repurchased at
$ 15,655,565 on 1/03/06 collateralized by
$215,000 U.S. Treasury Bond, 6.000% due
2/15/26 with a value of $260,081; and
$15,785,000 U.S. Treasury Note, 4.000%
due 4/15/10 with avalue of $15,706,075 (c)             15,652,000    15,652,000
                                                                   ------------

                                                           Shares
-------------------------------------------------------------------------------
State Street Navigator Securities Lending
Prime Portfolio(d)                                     13,870,939    13,870,939
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $29,522,939)                                      29,522,939
                                                                   ------------

TOTAL INVESTMENTS - 100.2%
  (Identified Cost $1,030,436,667)(a)                               997,344,746
  Other assets less liabilities(0.2)%                                (2,324,111)
                                                                   ------------

TOTAL NET ASSETS - 100%                                            $995,020,635
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes):

      At December 31, 2005, the unrealized depreciation on investments based on cost of $1,036,207,534 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value over
         tax cost                                                  $  8,149,454
      Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax cost
         over value                                                 (47,012,242)
                                                                   ------------
      Net unrealized depreciation                                  $(38,862,788)
                                                                   ============

(b) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $13,592,245 and $13,870,939, respectively.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d)   Represents investment of securities lending collateral.

(e) Illiquid Security. At December 31, 2005, the value of these securities amounted to $973,552 or 0.10% of total net assets.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $86,108,128 or 8.65% of total net assets.

      Key to Abbreviations: ARS: Argentine Peso; AUD: Australian Dollar; BRL:
      Brazilian Real; CAD: Canadian Dollar; DKK: Danish Krone; EUR: Euro; GBP:
      Great British Pound; IDR: IndonesianRupiah; JPY: Japanese Yen; KRW: South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SEK: Swedish Krona; SGD: Singapore Dollar; THB Thailand Bhat; USD:
      United States Dollar

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

Loomis Sayles High Income Opportunities Fund

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - 93.4% of total net assets

NON-CONVERTIBLE BONDS - 88.6%
Airlines - 2.3%

American Airlines, Inc., Series 93A6, 8.040%,
  9/16/2011                                               163,098   $   145,147
Continental Airlines, Inc., Series 1991-1A,
  6.545%, 2/02/2019                                        53,499        53,418
Continental Airlines, Inc., Series 1997-4B,
  6.900%, 1/02/2017                                       116,594       101,160
Continental Airlines, Inc., Series 2000-2,
  8.307%, 10/02/2019                                       16,612        14,645
Continental Airlines, Inc., Series 2001-1B,
  7.373%, 12/15/2015                                       89,446        77,878
                                                                    -----------
                                                                        392,248
                                                                    -----------
Automotive - 9.3%
Cummins Engine Co., Inc., 7.125%, 3/01/2028               150,000       149,250
Delphi Automotive Systems Corp., 6.550%,
  6/15/2006 (e)                                            35,000        17,675
Delphi Automotive Systems Corp., 7.125%,
  5/01/2029(b)(e)                                          70,000        35,525
Ford Motor Co., 6.375%, 2/01/2029                         150,000        94,500
Ford Motor Co., 6.625%, 10/01/2028(b)                     260,000       167,700
Ford Motor Co., 7.450%, 7/16/2031(b)                       40,000        27,200
Ford Motor Credit Co., 5.700%, 1/15/2010(b)               285,000       242,268
Ford Motor Credit Co., 7.000%, 10/01/2013(b)              140,000       119,624
General Motors Acceptance Corp., 6.750%,
  12/01/2014(b)                                           295,000       265,388
General Motors Acceptance Corp., 8.000%,
  11/01/2031(b)                                           310,000       296,943
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028             160,000       133,600
Navistar International Corp., 7.500%,
  6/15/2011(b)                                             40,000        38,100
Tenneco Automotive, Inc., 8.625%, 11/15/2014(b)            10,000         9,450
                                                                    -----------
                                                                      1,597,223
                                                                    -----------
Building Materials - 0.4%
Texas Industries, Inc., 7.250%, 7/15/2013, 144A            70,000        72,625
                                                                    -----------
Chemicals - 3.8%
Borden, Inc., 7.875%, 2/15/2023                            65,000        52,000
Borden, Inc., 8.375%, 4/15/2016                           175,000       157,938
Equistar Chemicals LP, 8.750%, 2/15/2009                   60,000        63,150
Hercules, Inc., 6.500%, 6/30/2029                          30,000        22,275
IMC Global, Inc., 7.300%, 1/15/2028                        50,000        49,750
LPG International, Inc., 7.250%, 12/20/2015,
  144A(b)                                                 100,000        98,750
Methanex Corp., 6.000%, 8/15/2015                         100,000        97,181
Nalco Finance Holdings LLC, Zero Coupon Bond
  (step to 9.00% on 2/01/09), 2/01/2014 (f)                43,000        32,250
Polyone Corp., 8.875%, 5/01/2012                           80,000        78,400
                                                                    -----------
                                                                        651,694
                                                                    -----------
Construction Machinery - 1.2%
Case Credit Corp., 6.750%, 10/21/2007                     100,000       101,000
Great Lakes Dredge & Dock Corp., 7.750%,
  12/15/2013                                               35,000        31,544
United Rentals North America, Inc., 7.000%,
  2/15/2014(b)                                             75,000        70,125
                                                                    -----------
                                                                        202,669
                                                                    -----------
Consumer Cyclical Services - 0.6%
Alderwoods Group, Inc., 7.750%, 9/15/2012                  25,000        25,875

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

Consumer Cyclical Services - continued
Service Corp. International, 7.000%, 6/15/2017,
  144A                                                     85,000   $    84,362
                                                                    -----------
                                                                        110,237
                                                                    -----------
Consumer Non-Cyclical Services - 0.2%
Jostens IH Corp., 7.625%, 10/01/2012                       25,000        25,125
                                                                    -----------
Consumer Products - 1.4%
Church & Dwight Co., Inc., 6.000%, 12/15/2012(b)          130,000       128,050
Spectrum Brands Inc., 7.375%, 2/01/2015(b)                140,000       116,900
                                                                    -----------
                                                                        244,950
                                                                    -----------
Electric - 7.3%
AES Corp., 7.750%, 3/01/2014(b)                           160,000       167,800
AES Corp., 8.875%, 11/01/2027                             120,000       130,350
Allegheny Energy Supply Co. LLC, 7.800%,
  3/15/2011                                                40,000        43,600
Calpine Canada Energy Finance, 8.500%,
  5/01/2008(b)(e)                                         125,000        46,563
Calpine Corp., 8.500%, 2/15/2011(b)(e)                    162,000        49,410
Dynegy Holdings, Inc., 7.125%, 5/15/2018(b)               125,000       111,250
Edison Mission Energy, 7.730%, 6/15/2009                  210,000       216,825
Empresa Nacional de Electricidad SA
  (Endesa-Chile), 7.875%, 2/01/2027                        45,000        49,747
Enersis SA, 7.375%, 1/15/2014                              50,000        53,781
Enersis SA, 7.400%, 12/01/2016                            175,000       190,207
NGC Corporation Capital Trust I, Series B,
  8.316%, 6/01/2027                                        65,000        57,525
TECO Energy, Inc., 7.200%, 5/01/2011(b)                   125,000       131,875
                                                                    -----------
                                                                      1,248,933
                                                                    -----------
Food - 0.0%
Friendly Ice Cream Corp., 8.375%, 6/15/2012(b)              5,000         4,450
                                                                    -----------
Healthcare - 2.5%
Amerisourcebergen Corp., 5.625%, 9/15/2012, 144A           25,000        25,000
Amerisourcebergen Corp., 5.875%, 9/15/2015, 144A           20,000        20,175
HCA, Inc., 7.050%, 12/01/2027                             350,000       335,104
HCA, Inc., 7.580%, 9/15/2025                               50,000        50,938
                                                                    -----------
                                                                        431,217
                                                                    -----------
Home Construction - 1.9%
Desarrolladora Homex SA, 7.500%, 9/28/2015, 144A          130,000       127,725
Hovnanian K Enterprises, Inc., 6.375%,
  12/15/2014                                               90,000        85,126
Hovnanian K Enterprises, Inc., 6.500%,
  1/15/2014(b)                                            115,000       109,978
                                                                    -----------
                                                                        322,829
                                                                    -----------
Independent/Energy - 3.0%
Astoria Depositor Corp., 8.144%, 5/01/2021, 144A          150,000       155,614
Chesapeake Energy Corp., 6.500%, 8/15/2017                 55,000        55,275
Chesapeake Energy Corp., 6.875%, 1/15/2016                100,000       102,500
Chesapeake Energy Corp., 6.875%, 11/15/2020,
  144A                                                     45,000        45,563
Pogo Producing Co., 6.875%, 10/01/2017, 144A(b)           130,000       126,750
Swift Energy Co., 7.625%, 7/15/2011                        20,000        20,400
                                                                    -----------
                                                                        506,102
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

Integrated/Energy - 0.9%
Cerro Negro Finance Ltd., 7.900%, 12/01/2020,
  144A                                                     70,000   $    66,150
Petrozuata Finance, Inc., 8.220%, 4/01/2017,
  144A                                                     95,000        89,300
                                                                    -----------
                                                                        155,450
                                                                    -----------
Lodging - 0.2%
La Quinta Properties, Inc., 7.000%, 8/15/2012              35,000        37,887
                                                                    -----------
Media Cable - 1.7%
CSC Holdings, Inc., 7.000%, 4/15/2012, 144A               215,000       203,175
PanAmSat Corp., 6.875%, 1/15/2028                          25,000        23,219
Rogers Cable, Inc., 5.500%, 3/15/2014                      75,000        70,218
                                                                    -----------
                                                                        296,612
                                                                    -----------
Media NonCable - 0.2%
Dex Media, Inc., 8.000%, 11/15/2013                        30,000        30,600
                                                                    -----------
Metals & Mining - 4.2%
AK Steel Corp., 7.750%, 6/15/2012(b)                      250,000       225,625
Glencore Funding LLC, 6.000%, 4/15/2014, 144A             155,000       145,784
International Steel Group, Inc., 6.500%,
  4/15/2014                                                75,000        75,000
Novelis, Inc., 7.250%, 2/15/2015, 144A                     70,000        65,275
Vale Overseas Ltd., 8.250%, 1/17/2034                     175,000       201,469
                                                                    -----------
                                                                        713,153
                                                                    -----------
Oil Field Services - 2.0%
Chart Industries, Inc., 9.125%, 10/15/2015, 144A          130,000       132,600
Grant Prideco, Inc., 6.125%, 8/15/2015, 144A               50,000        49,875
North America Energy Partners, Inc., 8.750%,
  12/01/2011                                               35,000        32,988
Pecom Energia SA, 8.125%, 7/15/2010, 144A                  40,000        41,000
Pride International, Inc., 7.375%, 7/15/2014               85,000        91,162
                                                                    -----------
                                                                        347,625
                                                                    -----------
Packaging - 2.1%
Owens-Illinois, Inc., 7.500%, 5/15/2010(b)                 80,000        81,200
Owens-Illinois, Inc., 7.800%, 5/15/2018(b)                280,000       278,600
                                                                    -----------
                                                                        359,800
                                                                    -----------
Paper - 3.6%
Abitibi-Consolidated, Inc., 6.000%, 6/20/2013(b)           75,000        63,563
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028             220,000       179,300
Boise Cascade LLC, 7.025%, 10/15/2012(g)                   20,000        19,500
Bowater, Inc., 6.500%, 6/15/2013(b)                       155,000       138,725
Georgia-Pacific Corp., 7.250%, 6/01/2028                    5,000         4,431
Georgia-Pacific Corp., 7.375%, 12/01/2025                 210,000       189,000
Georgia-Pacific Corp., 7.750%, 11/15/2029                  30,000        27,375
                                                                    -----------
                                                                        621,894
                                                                    -----------
Pharmaceuticals - 1.1%
Elan Financial Plc, 7.750%, 11/15/2011                    200,000       187,000
                                                                    -----------
Pipelines - 5.1%
El Paso Corp., 6.375%, 2/01/2009, 144A(b)                 240,000       235,200
El Paso Corp., 6.500%, 6/01/2008, 144A(b)                  85,000        84,150
El Paso Corp., 6.950%, 6/01/2028, 144A                    250,000       226,875
Williams Cos., Inc., 7.500%, 1/15/2031                    235,000       243,225

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount    Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

Pipelines - continued
Williams Cos., Inc., 7.750%, 6/15/2031(b)                  85,000   $    89,675
                                                                    -----------
                                                                        879,125
                                                                    -----------
Real Estate Investment Trusts - 1.3%
Host Marriott LP, Series 0, 6.375%, 3/15/2015(b)           50,000        49,875
Host Marriott LP, Series M, 7.000%, 8/15/2012(b)          175,000       179,375
                                                                    -----------
                                                                        229,250
                                                                    -----------
Retailers - 1.6%
Dillard's, Inc., 6.625%, 1/15/2018                        155,000       143,181
Dillard's, Inc., 7.130%, 8/01/2018                         25,000        24,000
GSC Holdings Corp., 8.000%, 10/01/2012, 144A(b)            65,000        61,100
Rite Aid Corp., 6.875%, 12/15/2028                         50,000        36,000
                                                                    -----------
                                                                        264,281
                                                                    -----------
Sovereigns - 1.5%
Republic of Brazil, 8.250%, 1/20/2034                     235,000       249,452
                                                                    -----------
Supermarkets - 1.4%
Albertson's, Inc., 6.625%, 6/01/2028                       35,000        29,858
Albertson's, Inc., 7.450%, 8/01/2029                      140,000       129,792
Albertson's, Inc., 8.000%, 5/01/2031                       20,000        19,677
American Stores Co., 8.000%, 6/01/2026                     20,000        20,927
Couche-Tard US/Finance, 7.500%, 12/15/2013                 40,000        41,200
                                                                    -----------
                                                                        241,454
                                                                    -----------
Technology - 8.8%
Amkor Technology, Inc., 7.750%, 5/15/2013                  40,000        34,800
Amkor Technology, Inc., 10.500%, 5/01/2009(b)              25,000        23,000
Corning, Inc., 5.900%, 3/15/2014                          305,000       307,926
Hynix Semiconductor, Inc., 9.875%, 7/01/2012,
  144A                                                     50,000        54,250
Lucent Technologies, Inc., 6.450%, 3/15/2029              385,000       330,138
Nortel Networks Corp., 6.875%, 9/01/2023                  125,000       111,875
Northern Telecom Capital Corp., 7.875%,
  6/15/2026                                               160,000       154,800
Sanmina-Sci Corp., 6.750%, 3/01/2013(b)                    40,000        38,050
Sungard Data Systems, Inc., 10.250%, 8/15/2015,
  144A                                                    100,000       100,000
Unisys Corp, 6.875%, 3/15/2010(b)                          35,000        32,375
Unisys Corp, 8.000%, 10/15/2012                            25,000        23,125
Xerox Capital Trust I, 8.000%, 2/01/2027                  280,000       288,400
                                                                    -----------
                                                                      1,498,739
                                                                    -----------
Transportation Services - 3.0%
American President Cos. Ltd., 8.000%, 1/15/2024            25,000        25,281
Atlas Air, Inc., 7.200%, 1/02/2019                         18,540        18,357
Atlas Air, Inc., Series A, 7.380%, 1/02/2018               37,750        37,166
Atlas Air, Inc., Series B, 7.680%, 1/02/2014               34,292        28,607
Bombardier, Inc., 7.450%, 5/01/2034, 144A                 150,000       126,750
Overseas Shipholding Group, 7.500%, 2/15/2024             155,000       153,450
Stena AB, 7.000%, 12/01/2016                               90,000        82,350
Stena AB, 7.500%, 11/01/2013                               45,000        43,200
                                                                    -----------
                                                                        515,161
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

Treasuries - 7.9%
U.S. Treasury Note., 4.375%, 12/31/2007                 1,345,000   $ 1,344,317
                                                                    -----------
Wireless Telecommunication Services - 2.0%
Citizens Communications Co., 7.000%, 11/01/2025            15,000        12,600
Citizens Communications Co., 9.000%, 8/15/2031             20,000        20,250
MCI, Inc., 8.735%, 5/01/2014                               45,000        49,781
Rogers Wireless, Inc., 6.375%, 3/01/2014                  205,000       205,512
Rogers Wireless, Inc., 7.250%, 12/15/2012                  50,000        52,563
                                                                    -----------
                                                                        340,706
                                                                    -----------
Wirelines - 6.1%
Cincinnati Bell Telephone Co., 6.300%,
  12/01/2028                                              135,000       122,850
Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A(b)            95,000        93,587
L-3 Communications Corp., 6.375%, 10/15/2015,
  144A                                                     25,000        24,938
Philippine Long Distance Telephone Co., 8.350%,
  3/06/2017                                               150,000       158,250
Qwest Capital Funding, Inc., 6.375%, 7/15/2008             25,000        24,813
Qwest Capital Funding, Inc., 6.500%, 11/15/2018           265,000       241,150
Qwest Capital Funding, Inc., 6.875%, 7/15/2028            115,000       104,937
Qwest Capital Funding, Inc., 7.000%,
  8/03/2009(b)                                            135,000       136,350
Qwest Capital Funding, Inc., 7.625%, 8/03/2021            140,000       135,800
                                                                    -----------
                                                                      1,042,675
                                                                    -----------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $15,011,662)                                      15,165,483
                                                                    -----------
CONVERTIBLE BONDS - 4.8%
Airlines - 0.1%
AMR Corp., 4.500%, 2/15/2024                               10,000        11,763
                                                                    -----------
Industrial Other - 0.2%
Incyte Corp., 3.500%, 2/15/2011                            55,000        42,144
                                                                    -----------
Pharmaceuticals - 1.8%
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024              45,000        27,000
Regeneron Pharmaceuticals, Inc., 5.500%,
  10/17/2008                                              100,000        95,250
Valeant Pharmaceuticals International, 3.000%,
  8/16/2010                                                50,000        42,812
Valeant Pharmaceuticals International, 4.000%,
  11/15/2013                                              160,000       136,400
                                                                    -----------
                                                                        301,462
                                                                    -----------
Technology - 2.4%
Amkor Technology, Inc., 5.000%, 3/15/2007(b)               65,000        61,344
Kulicke & Soffa Industries, Inc., 0.500%,
  11/30/2008                                               50,000        38,938
Kulicke & Soffa Industries, Inc., 1.000%,
  6/30/2010                                                45,000        37,800
Maxtor Corp., 5.750%, 3/01/2012 (h)                        50,000        46,000
Nortel Networks Corp., 4.250%, 9/01/2008                   65,000        60,937
SCI Systems, Inc., 3.000%, 3/15/2007(b)                   165,000       157,987
                                                                    -----------
                                                                        403,006
                                                                    -----------
Wirelines - 0.3%
Level 3 Communications, Inc., 2.875%,
  7/15/2010(b)                                             25,000        15,781
Level 3 Communications, Inc., 6.000%,
  9/15/2009(b)                                             45,000        29,700

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

Wirelines - continued
Level 3 Communications, Inc., 6.000%, 3/15/2010            15,000   $     9,619
                                                                    -----------
                                                                         55,100
                                                                    -----------
TOTAL CONVERTIBLE BONDS
  (Identified Cost $820,772)                                            813,475
                                                                    -----------
TOTAL BONDS AND NOTES
  (Identified Cost $15,832,434)                                      15,978,958
                                                                    -----------

                                                           Shares
-------------------------------------------------------------------------------
COMMON STOCKS - 0.5%

Wirelines - 0.5%
Philippine Long Distance Telephone Co., ADR                 2,569        86,176
                                                                    -----------
TOTAL COMMON STOCKS
  (Identified Cost $70,312)                                              86,176
                                                                    -----------
PREFERRED STOCKS - 0.6%

Convertible Preferred Stocks - 0.6%
Consumer Products - 0.4%
Newell Financial Trust I, 5.250%                            1,675        69,512
                                                                    -----------
Electric - 0.2%
AES Trust III, 6.750%                                         775        34,410
                                                                    -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $108,495)                                            103,922
                                                                    -----------
TOTAL PREFERRED STOCKS
  (Identified Cost $108,495)                                            103,922
                                                                    -----------

                                                 Principal Amount
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 35.0%
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 12/30/05 at
2.050% to be repurchased at $ 1,955,445 on
1/03/06 collateralized by $1,985,000 U.S.
Treasury Note, 2.750% due 6/30/06 with a value
of $1,997,406 (c)                                $      1,955,000     1,955,000

                                                           Shares
-------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime
Portfolio(d)                                            4,024,505     4,024,505

TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $5,979,505)                                        5,979,505
                                                                    -----------
TOTAL INVESTMENTS - 129.5%
  (Identified Cost $21,990,746)(a)                                   22,148,561
  Other assets less liabilities--(29.5)%                             (5,041,802)
                                                                    -----------

TOTAL NET ASSETS - 100%                                             $17,106,759
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes): At December 31, 2005, the unrealized appreciation on investments based on cost of $21,987,816 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost              $ 525,614
      Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value               (364,869)
                                                                      ---------
      Net unrealized appreciation                                     $ 160,745
                                                                      =========

(b) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $3,941,729 and $4,024,505, respectively.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d)   Represents investment of securities lending collateral.

(e)   Non-income producing security due to default or bankruptcy filing.

(f) Step Bond: Coupon is zero or below market rate for an initial period and then increase at a specified date and rate.

(g)   Variable rate security. Rate as of December 31, 2005 is disclosed.

(h) Illiquid Security. At December 31, 2005, the value of these securities amounted to $46,000 or 0.27% of total net assets.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $2,556,573 or 14.94% of total net assets.

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - 97.9% OF TOTAL NET ASSETS

AUTOMOTIVE - 0.8%
DaimlerChrysler NA Holding Corp.,
  6.500%, 11/15/2013                          USD          75,000  $     78,529
                                                                   ------------

CHEMICALS - 0.4%
Methanex Corp., 6.000%, 8/15/2015                          35,000        34,013
                                                                   ------------

FOOD & BEVERAGE - 1.1%
Dean Foods Co., 6.900%, 10/15/2017                         75,000        76,125
Smithfield Foods, Inc., Series B,
   7.750%, 5/15/2013                                       25,000        26,438
                                                                   ------------
                                                                        102,563
                                                                   ------------

GAMING - 0.8%
MGM MIRAGE, 5.875%, 2/27/2014                              80,000        76,400
                                                                   ------------

HEALTHCARE - 1.0%
Amerisourcebergen Corp., 5.875%,
  9/15/2015, 144A                                          20,000        20,175
HCA, Inc., 6.300%, 10/01/2012                              75,000        75,374
                                                                   ------------
                                                                         95,549
                                                                   ------------

INDEPENDENT/ENERGY - 0.9%
Chesapeake Energy Corp., 6.500%, 8/15/2017                 80,000        80,400
                                                                   ------------

MEDIA NON CABLE  - 0.3%
Clear Channel Communications, Inc.,
  4.900%, 5/15/2015                                         5,000         4,521
Clear Channel Communications, Inc.,
  5.000%, 3/15/2012                                         5,000         4,745
Clear Channel Communications, Inc.,
  5.500%, 9/15/2014                                        10,000         9,569
Clear Channel Communications, Inc.,
  5.750%, 1/15/2013                                         5,000         4,902
                                                                   ------------
                                                                         23,737
                                                                   ------------

PAPER - 0.7%
Georgia-Pacific Corp., 7.700%, 6/15/2015                   70,000        67,550
                                                                   ------------

SOVEREIGNS - 0.5%
Republic of Argentina, 2.000%, 9/30/2014      ARS         130,000        42,883
                                                                   ------------

SUPERMARKETS - 0.7%
Albertson's, Inc., 6.625%, 6/01/2028          USD           5,000         4,266
Albertson's, Inc., 7.450%, 8/01/2029                       15,000        13,906
Albertson's, Inc., 7.750%, 6/15/2026                        5,000         4,778
Albertson's, Inc., 8.000%, 5/01/2031                       25,000        24,596
Albertson's, Inc., 8.700%, 5/01/2030                        5,000         4,974
American Stores Co., 8.000%, 6/01/2026                     10,000        10,464
                                                                   ------------
                                                                         62,984
                                                                   ------------

TECHNOLOGY - 0.1%
Sungard Data Systems, Inc., 9.125%,
  8/15/2013, 144A                                          10,000        10,350
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

TREASURY INFLATION PROTECTED
  SECURITIES - 85.7%
U.S. Treasury Bonds, 2.375%, 1/15/2025(b)                 649,877  $    683,031
U.S. Treasury Bonds, 3.375%, 4/15/2032                  1,256,840     1,634,972
U.S. Treasury Notes, 0.875%, 4/15/2010(b)                 320,683       304,862
U.S. Treasury Notes, 1.625%, 1/15/2015                    297,301       286,419
U.S. Treasury Notes, 1.875%, 7/15/2013(b)                 601,909       593,679
U.S. Treasury Notes, 2.000%, 1/15/2014(b)                 630,630       627,058
U.S. Treasury Notes, 2.000%, 7/15/2014(b)                 501,937       499,133
U.S. Treasury Notes, 3.000%, 7/15/2012(b)                 731,168       773,096
U.S. Treasury Notes, 3.375%, 1/15/2012                    201,919       217,118
U.S. Treasury Notes, 3.500%, 1/15/2011                    343,338       366,942
U.S. Treasury Notes, 3.625%, 1/15/2008                  1,263,764     1,297,678
U.S. Treasury Notes, 3.875%, 1/15/2009                    315,786       331,896
U.S. Treasury Notes, 4.250%, 1/15/2010(b)                 349,253       378,612
                                                                   ------------
                                                                      7,994,496
                                                                   ------------

TREASURIES - 0.6%
U.S. Treasury Notes, 4.000%, 2/15/2015(b)                  60,000        58,172
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES - 0.8%
Rogers Wireless, Inc., 6.375%, 3/01/2014                   75,000        75,188
                                                                   ------------

WIRELINES - 3.5%
AT&T Corp., 9.750%, 11/15/2031                            220,000       276,347
Qwest Corp., 7.250%, 9/15/2025                             25,000        24,875
Qwest Corp., 7.500%, 6/15/2023                             25,000        24,844
                                                                   ------------
                                                                        326,066
                                                                   ------------

TOTAL BONDS AND NOTES
  (Identified Cost $9,325,694)                                        9,128,880
                                                                   ------------

SHORT-TERM INVESTMENTS - 26.0% OF TOTAL NET
  ASSETS Tri-Party Repurchase Agreement
  with Fixed Income Clearing Corporation,
  dated 12/30/05 at 2.050% to be
  repurchased at $101,023 on 1/03/06
  collateralized by $90,000 U.S. Treasury
  Bond, 6.000% due 2/15/26 with a value of
  $108,871(c)                                             101,000       101,000
                                                                   ------------

                                                           Shares
-------------------------------------------------------------------------------
State Street Navigator Securities Lending
  Prime Portfolio(d)                                    2,320,065     2,320,065
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $2,421,065)                                        2,421,065
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

TOTAL INVESTMENTS - 123.9%
  (Identified Cost $11,746,759)(a)                                   11,549,945
  Other assets less liabilities--(23.9)%                             (2,225,800)
                                                                   ------------

TOTAL NET ASSETS - 100%                                            $  9,324,145
                                                                   ============

(+) Debit securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedure under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities; such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2005, the unrealized depreciation on investments based on cost of $11,834,512 for federal income tax purposes was as follows:

  Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost                $  13,748
  Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value                 (298,315)
                                                                      ---------
  Net unrealized depreciation                                         $(284,567)
                                                                      ---------

(b) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $2,273,015 and $2,320,065, respectively..

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d)   Represents investment in securities lending collateral

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions Exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $30,525 or 0.33% of net assets.

      Key to Abbreviation: ARS: Argentine Peso; USD: United States Dollar

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

Loomis Sayles Institutional High Income Fund

                                                   Principal Amount    Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - 86.0% of total net assets

NON-CONVERTIBLE BONDS - 76.0%
Airlines - 1.6%
American Airlines, Inc., 6.978%, 4/01/2011   USD             87,619  $   90,331
American Airlines, Inc., Series 93A6,
  8.040%, 9/16/2011                                          50,184      44,661
Continental Airlines, Inc., Series 1998-1A,
  6.648%, 9/15/2017                                         349,027     341,068
Continental Airlines, Inc., Series 1999-1A,
  6.545%, 2/02/2019                                         308,647     308,179
Continental Airlines, Inc., Series 2000-2,
  7.707%, 10/02/2022                                        469,093     472,851
Continental Airlines, Inc., Series 2000-2,
  8.307%, 10/02/2019                                        358,813     316,327
Continental Airlines, Inc., Series 2001-1B,
  7.373%, 12/15/2015                                        216,733     188,705
                                                                     ----------
                                                                      1,762,122
                                                                     ----------
Automotive - 3.6%
Cummins Engine Co., Inc., 7.125%, 3/01/2028                 350,000     348,250
Delphi Automotive Systems Corp., 6.550%,
  6/15/2006(d)(f)                                           250,000     126,250
Delphi Automotive Systems Corp., 7.125%,
  5/01/2025(d)(f)                                           861,000     436,957
Ford Motor Co., 6.375%, 2/01/2029                           500,000     315,000
Ford Motor Credit Co., 5.700%, 1/15/2010(d)                 110,000      93,507
Ford Motor Credit Co., 7.000%, 10/01/2013(d)              1,415,000   1,209,056
General Motors Acceptance Canada, Ltd.,
  6.625%, 12/17/2010                         GBP             25,000      38,660
General Motors Acceptance Corp., 6.750%,
  12/01/2014(d)                              USD            195,000     175,426
General Motors Acceptance Corp., 7.500%,
  12/01/2006                                 NZD            250,000     164,295
General Motors Acceptance Corp., 8.000%,
  11/01/2031(d)                              USD             35,000      33,526
GMAC International Finance BV, 8.000%,
  3/14/2007                                  NZD          1,250,000     802,349
Goodyear Tire & Rubber Co., 7.000%,
  3/15/2028                                  USD            280,000     233,800
                                                                     ----------
                                                                      3,977,076
                                                                     ----------
Banking - 4.9%
Barclays Financial LLC, 4.100%, 3/22/2010,
  144A                                       THB         52,000,000   1,183,230
Barclays Financial LLC, 4.160%, 2/22/2010,
  144A                                                   50,000,000   1,141,987
Barclays Financial LLC, 4.460%, 9/23/2010,
  144A                                       KRW        520,000,000     500,992
Barclays Financial LLC, 5.500%, 11/01/2010,
  144A                                       THB         44,000,000   1,051,924
HSBC Bank USA, 3.310%, 8/25/2010, 144A       USD            500,000     495,250
J.P. Morgan Chase & Co., Zero Coupon Bond,
  5/10/2010, 144A                            BRL          2,200,000     519,915
J.P. Morgan Chase London, Zero Coupon Bond,
  10/21/2010, 144A                           IDR      9,533,078,500     539,259
                                                                     ----------
                                                                      5,432,557
                                                                     ----------
Chemicals - 4.1%
Borden, Inc., 7.875%, 2/15/2023              USD            999,000     799,200
Borden, Inc., 9.200%, 3/15/2021                           2,231,000   1,991,168
IMC Global, Inc., 7.300%, 1/15/2028                       1,405,000   1,397,975
IMC Global, Inc., 7.375%, 8/01/2018                         400,000     404,000
                                                                     ----------
                                                                      4,592,343
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                   Principal Amount    Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued
Construction Machinery - 0.6%
Great Lakes Dredge & Dock Corp., 7.750%,
  12/15/2013(d)                              USD            300,000  $  270,375
United Rentals North America, Inc.,
  7.000%, 2/15/2014                                         395,000     369,325
                                                                     ----------
                                                                        639,700
                                                                     ----------
Electric - 4.6%
AES Corp., 7.750%, 3/01/2014                              1,185,000   1,242,769
AES Corp., 8.375%, 3/01/2011                 GBP            405,000     710,739
AES Corp., 8.875%, 11/01/2027                USD            700,000     760,375
Calpine Canada Energy Finance, 8.500%,
  5/01/2008(d)(f)                                           750,000     279,375
Calpine Canada Energy Finance, 8.750%,
  10/15/2007(f)                              CAD            510,000     140,393
Calpine Corp., 7.625%, 4/15/2006(d)(f)       USD             65,000      29,087
Calpine Corp., 7.750%, 4/15/2009(d)(f)                      535,000     230,050
Calpine Corp., 7.875%, 4/01/2008(d)(f)                      350,000     150,500
Calpine Corp., 8.500%, 2/15/2011(d)(f)                    1,090,000     332,450
Calpine Corp., 8.625%, 8/15/2010(d)(f)                      200,000      61,000
Dynegy Holdings, Inc., 7.125%, 5/15/2018                    100,000      89,000
Dynegy Holdings, Inc., 7.625%, 10/15/2026                   220,000     195,800
NGC Corporation Capital Trust I, Series
  B, 8.316%, 6/01/2027(d)                                   125,000     110,625
Quezon Power Philippines Co., 8.860%,
  6/15/2017                                                 442,500     429,225
TXU Corp., Series P, 5.550%, 11/15/2014                      45,000      42,743
TXU Corp., Series R, 6.550%, 11/15/2034                     300,000     283,469
                                                                     ----------
                                                                      5,087,600
                                                                     ----------
Food - 0.1%
Friendly Ice Cream Corp., 8.375%,
  6/15/2012(d)                                              200,000     178,000
                                                                     ----------

Government Owned - No Guarantee - 1.0%
SLM Corp., 6.500%, 6/15/2010                 NZD          1,575,000   1,064,272
                                                                     ----------
Healthcare - 0.2%
HCA, Inc., 7.050%, 12/01/2027                USD            250,000     239,360
                                                                     ----------
Home Construction - 0.4%
K Hovnanian Enterprises, Inc., 6.250%,
  1/15/2016                                                 280,000     264,837
K Hovnanian Enterprises, Inc., 6.375%,
  12/15/2014                                                250,000     231,957
                                                                     ----------
                                                                        496,794
                                                                     ----------
Independent/Energy - 0.3%
Astoria Depositor Corp., 8.144%,
  5/01/2021, 144A                                           350,000     363,101
                                                                     ----------
Integrated/Energy - 2.4%
Cerro Negro Finance Ltd., 7.900%,
  12/01/2020, 144A                                        1,450,000   1,370,250
Petrozuata Finance, Inc., 8.220%,
  4/01/2017, 144A                                         1,435,000   1,348,900
                                                                     ----------
                                                                      2,719,150
                                                                     ----------
Life Insurance - 2.0%
ASIF Global Financing XXVII, 2.380%,
  2/26/2009, 144A                            SGD          3,700,000   2,164,980
                                                                     ----------
Media Cable - 1.0%
NTL Cable Plc, 9.750%, 4/15/2014             GBP            650,000   1,151,876
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                   Principal Amount    Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued
Metals & Mining - 1.3%
AK Steel Corp., 7.750%, 6/15/2012(d)         USD          1,000,000  $  902,500
Vale Overseas Ltd., 8.250%, 1/17/2034                       500,000     575,625
                                                                     ----------
                                                                      1,478,125
                                                                     ----------
Non-Captive Diversified - 2.0%
General Electric Capital Corp., 6.500%,
  9/28/2015                                  NZD          3,250,000   2,197,514
                                                                     ----------
Oil Field Services - 0.5%
North America Energy Partners, Inc.,
  8.750%, 12/01/2011                         USD            630,000     593,775
                                                                     ----------
Packaging - 0.7%
Owens-Illinois, Inc., 7.800%, 5/15/2018                     750,000     746,250
                                                                     ----------
Paper - 1.8%
Abitibi-Consolidated, Inc., 5.250%,
  6/20/2008                                                 200,000     190,000
Abitibi-Consolidated, Inc., 6.000%,
  6/20/2013(d)                                              250,000     211,875
Abitibi-Consolidated, Inc., 7.500%,
  4/01/2028                                                 125,000     101,875
Georgia-Pacific Corp. (Timber Group),
  7.250%, 6/01/2028                                       1,030,000     912,837
Georgia-Pacific Corp., 7.375%,
  12/01/2025                                                 45,000      40,500
Georgia-Pacific Corp., 7.750%,
  11/15/2029                                                625,000     570,313
                                                                     ----------
                                                                      2,027,400
                                                                     ----------
Pharmaceuticals - 1.3%
Elan Financial Plc, 7.750%, 11/15/2011                    1,140,000   1,065,900
Pharma Service Intermediate Holding
  Corp., Zero Coupon Bond (Step to
  11.500% on 4/1/2009)., 4/01/2014(g)                       500,000     370,000
                                                                     ----------
                                                                      1,435,900
                                                                     ----------
Pipelines - 4.8%
El Paso Corp., 6.375%, 2/01/2009, 144A                      320,000     313,600
El Paso Corp., 6.750%, 5/15/2009                            465,000     461,512
El Paso Corp., 7.000%, 5/15/2011(d)                         285,000     282,863
El Paso Corp., 7.750%, 6/15/2010, 144A                      300,000     306,000
El Paso Corp., 7.800%, 8/01/2031(d)                         500,000     498,750
Williams Cos., Inc., 7.500%, 1/15/2031                    3,375,000   3,493,125
                                                                     ----------
                                                                      5,355,850
                                                                     ----------
Railroads - 0.2%
Missouri Pacific Railroad Co., 4.750%,
  1/01/2020                                                  30,000      25,498
Missouri Pacific Railroad Co., 5.000%,
  1/01/2045                                                 314,000     240,472
                                                                     ----------
                                                                        265,970
                                                                     ----------
Retailers - 3.7%
Dillard's, Inc., 6.625%, 1/15/2018                          500,000     461,875
Dillard's, Inc., 7.000%, 12/01/2028                         350,000     324,625
Dillard's, Inc., 7.130%, 8/01/2018                          500,000     480,000
Dillard's, Inc., 7.750%, 7/15/2026                        1,500,000   1,455,000
Toys R Us, 7.375%, 10/15/2018                               930,000     669,600
Woolworth Corp., 8.500%, 1/15/2022                          659,000     696,893
                                                                     ----------
                                                                      4,087,993
                                                                     ----------
Sovereigns - 10.6%
Mexican Fixed Rate Bonds, 8.000%,
  12/07/2023                                 MXN          9,500,000     840,682

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                   Principal Amount    Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued
Sovereigns - continued
Mexican Fixed Rate Bonds, 9.000%,
  12/20/2012                                 MXN         36,500,000  $3,581,514
Republic of Argentina, Zero Coupon
  Bond, 12/15/2035(d)(h)                     USD            720,707      37,477
Republic of Argentina, 4.005%,
  8/03/2012(h)                                              195,000     152,685
Republic of Argentina, 8.280%,
  12/31/2033(d)                                             258,921     215,552
Republic of Brazil, 8.250%, 1/20/2034(d)                  2,635,000   2,797,052
Republic of Brazil, 10.125%,
  5/15/2027(d)                                              585,000     735,638
Republic of Brazil, 10.250%, 6/17/2013                      700,000     841,750
Republic of Peru, 5.000%, 3/07/2017(h)                      269,500     251,309
Republic of South Africa, 12.500%,
  12/21/2006                                 ZAR            455,000      75,259
Republic of Uruguay, 7.500%, 3/15/2015       USD          1,133,000   1,164,157
Republic of Uruguay, 7.875%,
  1/15/2033(i)                                            1,047,052   1,054,905
                                                                     ----------
                                                                     11,747,980
                                                                     ----------
Supermarkets - 1.8%
Albertson's, Inc., 6.625%, 6/01/2028                        240,000     204,740
Albertson's, Inc., 7.450%, 8/01/2029                      1,210,000   1,121,772
Albertson's, Inc., 8.000%, 5/01/2031                        480,000     472,247
Albertson's, Inc., 8.700%, 5/01/2030                        180,000     179,061
                                                                     ----------
                                                                      1,977,820
                                                                     ----------
Supranational - 2.6%
Inter-American Development Bank, Zero
  Coupon Bond, 5/11/2009                     BRL         11,000,000   2,868,665
                                                                     ----------
Technology - 7.0%
Amkor Technology, Inc., 7.125%,
  3/15/2011(d)                               USD            250,000     220,000
Amkor Technology, Inc., 7.750%,
  5/15/2013                                                 775,000     674,250
Amkor Technology, Inc., 10.500%,
  5/01/2009(d)                                              100,000      92,000
Corning, Inc., 6.850%, 3/01/2029(d)                         701,000     738,746
Hynix Semiconductor, Inc., 9.875%,
  7/01/2012, 144A(d)                                        250,000     271,250
Lucent Technologies, Inc., 6.450%,
  3/15/2029                                               3,415,000   2,928,362
Nortel Networks Corp., 6.875%, 9/01/2023                  1,000,000     895,000
Northern Telecom Capital Corp., 7.875%,
  6/15/2026                                               1,975,000   1,910,813
                                                                     ----------
                                                                      7,730,421
                                                                     ----------
Transportation Services - 5.9%
American President Cos. Ltd., 8.000%,
  1/15/2024                                               2,485,000   2,512,956
Atlas Air Worldwide Holdings, Inc.,
  7.200%, 1/02/2019                                         815,782     807,711
Atlas Air, Inc., Series 1999-1B,
  7.630%, 1/02/2015                                         397,855     327,905
Atlas Air, Inc., Series 1999-1C,
  8.770%, 1/02/2011                                         149,828      94,041
Atlas Air, Inc., Series 2000-1, 9.702%,
  1/02/2008                                                  40,344      26,278
Atlas Air, Inc., Series A, 7.380%,
  1/02/2018                                                 385,049     379,092
Atlas Air, Inc., Series B, 7.680%,
  1/02/2014                                               1,564,590   1,305,181
Bombardier, Inc., 7.350%, 12/22/2026         CAD            600,000     436,256
Bombardier, Inc., 7.450%, 5/01/2034,
  144A(d)                                    USD            750,000     633,750
                                                                     ----------
                                                                      6,523,170
                                                                     ----------
Wirelines - 5.0%
Hawaiian Telcom Communications,
  12.500%, 5/01/2015, 144A                                  250,000     233,750

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                   Principal Amount    Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued
Wirelines - continued
Level 3 Communications, Inc., 9.125%,
  5/01/2008                                  USD              5,000  $    4,550
Philippine Long Distance Telephone Co.,
  8.350%, 3/06/2017                                       1,100,000   1,160,500
Qwest Capital Funding, Inc., 6.500%,
  11/15/2018                                                894,000     813,540
Qwest Capital Funding, Inc., 6.875%,
  7/15/2028                                                 775,000     707,187
Qwest Capital Funding, Inc., 7.000%,
  8/03/2009(d)                                              400,000     404,000
Qwest Capital Funding, Inc., 7.250%,
  2/15/2011(d)                                              400,000     405,000
Qwest Capital Funding, Inc., 7.625%,
  8/03/2021                                                 200,000     194,000
Qwest Capital Funding, Inc., 7.750%,
  2/15/2031                                               1,400,000   1,344,000
Qwest Communications International,
  Inc., Series B, 7.250%, 11/01/2008                         25,000      24,938
Qwest Corp., 7.250%, 10/15/2035(d)                          225,000     217,687
                                                                     ----------
                                                                      5,509,152
                                                                     ----------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $77,228,882)                                      84,414,916
                                                                     ----------
CONVERTIBLE BONDS - 10.0%
Airlines - 0.5%
Continental Airlines, Inc., 5.000%,
  6/15/2023(d)                                              425,000     540,281
                                                                     ----------
Healthcare - 0.1%
Invitrogen Corp., 1.500%, 2/15/2024                         150,000     126,750
                                                                     ----------
Industrial Other - 0.1%
Incyte Corp., 3.500%, 2/15/2011                             200,000     153,250
                                                                     ----------
Pharmaceuticals - 5.9%
Enzon Pharmaceuticals, Inc., 4.500%,
  7/01/2008                                                 755,000     677,612
Epix Pharmaceuticals, Inc., 3.000%,
  6/15/2024                                                 230,000     138,000
IVAX Corp., 4.500%, 5/15/2008                                55,000      55,413
Nektar Therapeutics, 3.250%, 9/28/2012,
  144A                                                      350,000     352,188
Nektar Therapeutics, 3.500%, 10/17/2007                     940,000     921,200
Regeneron Pharmaceuticals, Inc.,
  5.500%, 10/17/2008                                      1,075,000   1,023,937
Valeant Pharmaceuticals International,
  3.000%, 8/16/2010                                         850,000     727,812
Valeant Pharmaceuticals International,
  4.000%, 11/15/2013                                        380,000     323,950
Vertex Pharmaceuticals, Inc., 5.750%,
  2/15/2011, 144A                                         1,200,000   2,289,000
                                                                     ----------
                                                                      6,509,112
                                                                     ----------
Technology - 3.1%
Amkor Technology, Inc., 5.000%,
  3/15/2007(d)                                              805,000     759,719
Kulicke & Soffa Industries, Inc.,
  0.500%, 11/30/2008                                        595,000     463,356
Kulicke & Soffa Industries, Inc.,
  1.000%, 6/30/2010                                         175,000     147,000
Maxtor Corp., 5.750%, 3/01/2012(j)                        1,655,000   1,522,600
Nortel Networks Corp., 4.250%, 9/01/2008                    425,000     398,438
Richardson Electric Ltd., 7.750%,
  12/15/2011, 144A                                          132,000     120,120
                                                                     ----------
                                                                      3,411,233
                                                                     ----------
Textile - 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012                         28,000      26,880
                                                                     ----------
Transportation Services - 0.0%
Builders Transportation, Inc., 8.000%,
  8/15/2005(f)(j)                                            75,000           8
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                   Principal Amount   Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued
Wirelines - 0.3%
Level 3 Communications, Inc., 2.875%,
  7/15/2010                                  USD             50,000  $   31,563
Level 3 Communications, Inc., 6.000%,
  9/15/2009                                                 345,000     227,700
Level 3 Communications, Inc., 6.000%,
  3/15/2010(d)                                              105,000      67,331
                                                                     ----------
                                                                        326,594
                                                                     ----------
TOTAL CONVERTIBLE BONDS
  (Identified Cost $9,373,238)                                       11,094,108
                                                                     ----------
TOTAL BONDS AND NOTES
  (Identified Cost $86,602,120)                                      95,509,024
                                                                     ----------

                                                        Shares
-------------------------------------------------------------------------------
COMMON STOCKS - 5.5% of total net assets
Communications Equipment - 1.2%
Corning, Inc.(b)                                             69,766   1,371,600
                                                                     ----------
Food - 0.1%
ConAgra, Foods, Inc.                                          3,100      62,868
                                                                     ----------
Metals & Mining - 0.2%
Companhia Vale do Rio Doce, ADR                               5,450     224,213
                                                                     ----------
Real Estate - 0.8%
Apartment Investment & Management Co.                         4,275     161,894
Associated Estates Realty Corp.(d)                           38,565     348,628
Developers Diversified Realty Corp.                           7,125     335,017
                                                                     ----------
                                                                        845,539
                                                                     ----------
Wirelines - 3.2%
Philippine Long Distance Telephone Co.,
ADR                                                         106,114   3,559,069
                                                                     ----------
TOTAL COMMON STOCKS
  (Identified Cost $2,912,412)                                        6,063,289
                                                                     ----------
PREFERRED STOCKS - 5.7% of total net assets

NON-CONVERTIBLE PREFERRED STOCKS - 0.0%
Auto Components - 0.0%
Delphi Trust I, 8.250%(d)(f)                                  2,000       8,900
                                                                     ----------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $37,740)                                               8,900
                                                                     ----------
CONVERTIBLE PREFERRED STOCKS - 5.7%
Automotive - 2.5%
Cummins Capital Trust I, 7.000%(b)                           29,500   2,802,500
                                                                     ----------
Construction Machinery - 0.3%
United Rentals Trust,, 6.500%(b)                              7,500     318,750
                                                                     ----------
Electric - 0.5%
AES Trust III,, 6.750%                                       12,500     555,000
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                             Shares    Value(+)
-------------------------------------------------------------------------------
PREFERRED STOCKS - continued
Electric Utilities - 0.2%
CMS Energy Trust I, 7.750%                   USD              3,450   $ 171,637
                                                                     ----------
Lodging - 0.4%
Felcor Lodging, Series A                                      1,100      26,070
Host Marriott Financial Trust, 6.750%                         6,000     375,750
                                                                     ----------
                                                                        401,820
                                                                     ----------
Packaging - 0.9%
Owens-Illinois, Inc., 4.750%                                 30,975   1,053,150
                                                                     ----------
Technology - 0.9%
Lucent Technologies Capital Trust, 7.750%                     1,000     955,000
                                                                     ----------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $4,573,097)                                        6,257,857
                                                                     ----------
TOTAL PREFERRED STOCKS
  (Identified Cost $4,610,837)                                        6,266,757
                                                                     ----------
MUTUAL FUNDS - 1.0% of total net assets

Bond Mutual Funds - 1.0%
High Income Opportunity Fund, Inc.                           90,125     546,158
Managed High Income Portfolio, Inc.(d)                       93,550     562,235
                                                                     ----------
                                                                      1,108,393
                                                                     ----------
Total Mutual Funds
  (Identified Cost $1,101,609)                                        1,108,393
                                                                     ----------
                                                   Principal Amount
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 10.6% of total net assets
Tri-Party Repurchase Agreement with
Fixed Income Clearing Corporation, dated
12/30/05 at 2.050% to be repurchased at
$239,054 on 1/03/06 collateralized by
$245,000 U.S. Treasury Note, 2.750% due
6/30/06 with a value of $246,531 (c)               $        239,000     239,000
                                                                     ----------

                                                             Shares
-------------------------------------------------------------------------------

State Street Navigator Securities                        11,564,153  11,564,153
                                                                     ----------
Lending Prime Portfolio (e)

TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $11,803,153)                                      11,803,153
                                                                     ----------
TOTAL INVESTMENTS - 108.8%
  (Identified Cost $107,030,131) (a)                                120,750,616
  Other assets less liabilities--(8.8)%                              (9,720,607)
                                                                     ----------
TOTAL NET ASSETS - 100%                                           $ 111,030,009
                                                                     ----------

(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities,

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited) including closed-end investment companies, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment advisor's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes. ):

      At December 31, 2005, the unrealized appreciation on investments based on cost of $106,878,698 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost            $16,632,101

      Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value             (2,760,183)
                                                                     ----------
      Net unrealized appreciation                                   $13,871,918
                                                                     ----------

      At September 30, 2005, the Fund had a capital loss carryover of approximately $7,967,419 of which $1,230,714 expires on September 30, 2010 and $6,736,705 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)   Non-income producing security.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party agreements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $11,322,343 and $11,564,153, respectively.

(e)   Represents investment in securities lending collateral.

(f)   Non-income producing security due to default or bankruptcy filing.

(g) Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

(h)   Variable rate security. The rate as of December 31, 2005 is disclosed.

(i)   Payment-in-Kind security.

(j) Illiquid security. At December 31, 2005, the value of these securities was $1,522,608 or 1.37% of net assets.

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $15,199,446 or 13.69% of net assets.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; GBP: Great British Pound; IDR: Indonesian Rupiah; KRW: South Korean Won; MXN: Mexican Peso;
NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thailand Baht; USD: United States Dollar; ZAR: South African Rand

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund

                                                 Principal Amount       Value(+)
--------------------------------------------------------------------------------
BONDS AND NOTES - 98.6% of total net
  assets

NON-CONVERTIBLE BONDS - 98.6%
Asset-Backed Securities - 1.2%
Countrywide Asset Backed
  Certificates, Series 2004-S1,
  Class A2, 3.872%, 3/25/2020              USD            120,000   $   117,943
Countrywide Asset Backed
  Certificates, Series 2004-S1,
  Class A3, 4.615%, 2/25/2035                             135,000       131,345
Navistar Financial Corp. Owner
  Trust, Series 2004-B, Class
  A4, 3.530%, 10/15/2012                                  280,000       270,445
                                                                    ------------
                                                                        519,733
                                                                    ------------
Auto Loan - 4.6%
Americredit Automobile
  Receivables Trust, Series
  2004-DF, Class A4, 3.430%,
  7/06/2011                                               130,000       125,959
Capital Auto Receivables Asset
  Trust, Series 2004-2, Class
  A3, 3.580%, 1/15/2009                                   365,000       358,078
Capital Auto Receivables Asset
  Trust, Series 2004-2, Class
  A4, 3.750%, 7/15/2009                                    25,000        24,445
DaimlerChrysler Auto Trust,
  Series 2004-C, Class A4,
  3.280%, 12/08/2009                                      250,000       242,900
Honda Auto Receivables Owner
  Trust, Series 2004-3, Class
  A4, 3.280%, 2/18/2010                                   285,000       275,966
USAA Auto Owner Trust, Series
  2004-3, Class A4, 3.530%,
  6/15/2011                                               415,000       404,310
WFS Financial Owner Trust,
  Series 2004-2, Class A4,
  3.540%, 11/21/2011                                      500,000       491,419
                                                                    ------------
                                                                      1,923,077
                                                                    ------------
Automotive - 1.7%
Ford Credit Auto Owner Trust,
  4.380%, 1/15/2010                                       355,000       351,537
Ford Motor Credit Co., 7.000%,
  10/01/2013(b)                                           415,000       354,600
                                                                    ------------
                                                                        706,137
                                                                    ------------
Banking - 1.2%
Citigroup, Inc., 3.500%,
  2/01/2008                                               115,000       111,959
J.P. Morgan Chase & Co., 3.625%,
  5/01/2008                                               400,000       389,056
                                                                    ------------
                                                                        501,015
                                                                    ------------
Beverages - 1.0%
Cia Brasileira de Bebidas,
  8.750%, 9/15/2013                                       350,000       409,062
                                                                    ------------
Brokerage - 0.7%
Goldman Sachs Group Inc.,
  4.500%, 6/15/2010                                       300,000       293,176
                                                                    ------------
Commercial Mortgage Backed
  Securities - 1.8%
GS Mortgage Securities
  Corporation II, Series
  2005-GG4, Class A4A, 4.751%,
  7/10/2039                                               205,000       198,914
LB UBS Commercial Mortgage
  Trust, Series 2005 C3, Class
  A3, 4.647%, 7/15/2030                                   230,000       224,096
Morgan Stanley Capital I Inc.,
  4.890%, 6/12/2047                                       330,000       323,520
                                                                    ------------
                                                                        746,530
                                                                    ------------
Construction Machinery - 0.6%
Caterpillar Financial Services
  Corp., 3.100%, 5/15/2007                                235,000       229,915
                                                                    ------------
Credit Card - 0.3%
Chase Issuance Trust, 3.220%,
  6/15/2010                                               110,000       107,040
                                                                    ------------
Electric - 4.7%
American Electric Power Co.,
  Inc., Series A, 6.125%,
  5/15/2006                                               167,000       167,755
Dominion Resources, Inc.,
  4.125%, 2/15/2008                                       300,000       294,436

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

Electric - continued
Duke Energy Co., 5.625%,
  11/30/2012                               USD            300,000   $   307,719
Empresa Nacional de Electricidad
  SA (Endesa-Chile), 8.350%,
  8/01/2013(b)                                            400,000       455,567
Exelon Generation Co. LLC,
  6.950%, 6/15/2011                                       300,000       323,471
FirstEnergy Corp., Series B,
  6.450%, 11/15/2011                                      400,000       423,999
                                                                    -----------
                                                                      1,972,947
                                                                    -----------
Electronics - 0.9%
Arrow Electronics, Inc., 7.000%,
  1/15/2007                                               350,000       356,301
                                                                    -----------
Entertainment - 1.0%
AOL Time Warner, Inc., 6.150%,
  5/01/2007                                               400,000       404,964
                                                                    -----------
Food & Beverage - 0.5%
Kraft Food, Inc., 5.250%,
  6/01/2007                                               200,000       200,812
                                                                    -----------
Healthcare - 2.3%
Aetna, Inc., 7.875%, 3/01/2011                            350,000       392,473
HCA, Inc., 5.250%, 11/06/2008                             400,000       394,730
Wellpoint, Inc., 3.750%,
  12/14/2007                                              185,000       180,891
                                                                    -----------
                                                                        968,094
                                                                    -----------
Independent/Energy - 1.2%
XTO Energy, Inc., 4.900%,
  2/01/2014                                               500,000       488,264
                                                                    -----------
Industrial Other - 0.7%
Aramark Services, Inc., 5.000%,
  6/01/2012                                                45,000        43,494
IDEX Corp., 6.875%, 2/15/2008                             250,000       256,157
                                                                    -----------
                                                                        299,651
                                                                    -----------
Integrated/Energy - 0.6%
Phillips Petroleum Co., 6.375%,
  3/30/2009                                               250,000       261,690
                                                                    -----------
Media Cable - 1.2%
Cox Communications, Inc.,
  5.450%, 12/15/2014                                      500,000       487,901
                                                                    -----------
Media Non-Cable - 1.6%
Clear Channel Communications,
  Inc., 3.125%, 2/01/2007                                 150,000       146,669
Clear Channel Communications,
  Inc., 4.625%, 1/15/2008(b)                              125,000       123,285
News America, Inc., 6.625%,
  1/09/2008(b)                                            400,000       412,523
                                                                    -----------
                                                                        682,477
                                                                    -----------
Mortgage Related - 23.5%
Federal Home Loan Mortgage
  Corp., 5.500%, 3/01/2013                                 23,424        23,607
Federal Home Loan Mortgage
  Corp., 6.000%, 11/01/2012                                39,531        40,336
Federal Home Loan Mortgage
  Corp., 6.000%, 6/01/2035                                440,812       445,733
Federal National Mortgage
  Association, 5.000%, 1/01/2019                          526,430       521,554
Federal National Mortgage
  Association, 5.000%, 2/01/2019                          767,881       760,068
Federal National Mortgage
  Association, 5.000%, 12/01/2019                       2,033,153     2,012,465
Federal National Mortgage
  Association, 5.000%, 4/01/2020                        1,238,681     1,225,497
Federal National Mortgage
  Association, 5.500%, 1/01/2017                           91,300        91,969
Federal National Mortgage
  Association, 5.500%, 1/01/2017                          105,579       106,309
Federal National Mortgage
  Association, 5.500%, 2/01/2017                           54,628        55,029
Federal National Mortgage
  Association, 5.500%, 8/01/2017                        1,206,655     1,214,996

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

Mortgage Related - continued
Federal National Mortgage
  Association, 5.500%, 9/01/2017           USD            272,026   $   273,906
Federal National Mortgage
  Association, 5.500%, 1/01/2020                        1,986,283     1,999,292
Federal National Mortgage
  Association, 5.500%, 3/01/2020                          891,479       897,165
Nomura Asset Securities Corp.,
  6.280%, 3/15/2030                                        86,003        86,593
                                                                    -----------
                                                                      9,754,519
                                                                    -----------
Non Captive Consumer - 3.3%
American General Finance Corp.,
  2.750%, 6/15/2008                                       350,000       331,359
Capital One Bank, 4.875%,
  5/15/2008                                               300,000       298,779
Capital One Bank, 6.875%,
  2/01/2006                                               225,000       225,363
Residential Capital Corp.,
  6.375%, 6/30/2010                                       500,000       508,058
                                                                    -----------
                                                                      1,363,559
                                                                    -----------
Non-Captive Diversified - 2.3%
CIT Group, Inc., 3.375%,
  4/01/2009                                               450,000       428,167
General Electric Capital Corp.,
  2.800%, 1/15/2007                                       150,000       146,937
General Electric Capital Corp.,
  3.500%, 8/15/2007                                       250,000       244,962
International Lease Finance
  Corp., 5.750%, 2/15/2007                                125,000       125,657
                                                                    -----------
                                                                        945,723
                                                                    -----------
Oil Field Services - 1.3%
Halliburton Co., 5.500%,
  10/15/2010                                               45,000        45,961
Halliburton Co., 5.625%,
  12/01/2008                                              150,000       153,009
Halliburton Co., 6.000%,
  8/01/2006                                               350,000       351,717
                                                                    -----------
                                                                        550,687
                                                                    -----------
Owned - No Guarantee - 1.0%
Pemex Project Funding Master
  Trust, 6.125%, 8/15/2008                                400,000       408,000
                                                                    -----------
Pharmaceuticals - 0.4%
Caremark RX, Inc., 7.375%,
  10/01/2006                                              180,000       183,069
                                                                    -----------
Railroads - 0.7%
Union Pacific Corp., 3.875%,
  2/15/2009                                               300,000       289,849
                                                                    -----------
Real Estate Investment Trusts - 3.3%
American Health Properties,
  Inc., 7.500%, 1/15/2007                                 275,000       281,636
Colonial Reality LP, 4.750%,
  2/01/2010                                                55,000        53,573
EOP Operating LP, 6.800%,
  1/15/2009                                               300,000       313,679
iStar Financial, Inc., 5.150%,
  3/01/2012                                               350,000       338,959
Simon Property Group LP, 3.750%,
  1/30/2009                                               400,000       383,879
                                                                    -----------
                                                                      1,371,726
                                                                    -----------
Refining - 1.2%
Valero Energy Corp., 4.750%,
  6/15/2013                                               500,000       485,305
                                                                    -----------
Retailers - 0.9%
J.C. Penney Co., Inc., 7.600%,
  4/01/2007                                               350,000       359,625
                                                                    -----------
Sovereigns - 0.9%
United Mexican States, 4.625%,
  10/08/2008                                              400,000       395,000
                                                                    -----------
Supermarkets - 1.1%
Kroger Co., 6.200%, 6/15/2012                             345,000       353,450
Kroger Co., 6.750%, 4/15/2012(b)                          115,000       120,939
                                                                    -----------
                                                                        474,389
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

Technology - 2.1%
Corning, Inc., 6.200%, 3/15/2016           USD             45,000   $    46,018
Jabil Circuit, Inc., 5.875%,
  7/15/2010(b)                                            350,000       355,471
Motorola, Inc. 8.000%, 11/01/2011                         400,000       458,689
                                                                    -----------
                                                                        860,178
                                                                    -----------
Tobacco - 0.9%
Altria Group, Inc., 5.625%,
  11/04/2008                                              350,000       354,795
                                                                    -----------
Transportation Services - 1.0%
ERAC USA Finance Co. 6.800%,
  2/15/2008, 144A                                         200,000       206,135
ERAC USA Finance Co., 7.350%,
  6/15/2008, 144A                                         200,000       209,871
                                                                    -----------
                                                                        416,006
                                                                    -----------
Treasuries - 23.1%
U.S. Treasury Notes, 2.875%,
  11/30/2006(b)                                           900,000       887,520
U.S. Treasury Notes, 3.125%,
  4/15/2009(b)                                            160,000       153,925
U.S. Treasury Notes, 3.375%,
  2/15/2008(b)                                            830,000       812,914
U.S. Treasury Notes, 3.375%,
  9/15/2009(b)                                            240,000       231,984
U.S. Treasury Notes, 3.500%,
  11/15/2006(b)                                           165,000       163,704
U.S. Treasury Notes, 4.000%,
  9/30/2007(b)                                            360,000       357,497
U.S. Treasury Notes, 4.000%,
  4/15/2010(b)                                          1,915,000     1,887,173
U.S. Treasury Notes, 4.000%,
  2/15/2015(b)                                          3,815,000     3,698,761
U.S. Treasury Notes, 4.250%,
  10/31/2007(b)                                         1,400,000     1,395,898
                                                                    -----------
                                                                      9,589,376
                                                                    -----------
Wireless - 0.8%
America Movil SA de CV, 4.125%,
  3/01/2009                                               220,000       213,840
AT&T Wireless Services, Inc.,
  7.500%, 5/01/2007                                       100,000       103,370
                                                                    -----------
                                                                        317,210
                                                                    -----------
Wirelines - 3.0%
AT&T, Inc., 4.125%, 9/15/2009                             280,000       270,375
Qwest Corp., 5.625%, 11/15/2008                           110,000       108,900
Sprint Capital Corp., 6.375%,
  5/01/2009                                               830,000       861,455
                                                                    -----------
                                                                      1,240,730
                                                                    -----------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $41,223,266)                                      40,918,532
                                                                    -----------
TOTAL BONDS AND NOTES
  (Identified Cost $41,223,266)                                      40,918,532
                                                                    -----------
SHORT-TERM INVESTMENTS - 23.3% of total
  net assets
Tri-Party Repurchase Agreement
with Fixed Income Clearing
Corporation, dated 12/30/05 at
2.050% to be repurchased at $
454,103 on 1/03/06
collateralized by $385,000 U.S.
Treasury Bond, 6.000% due
2/15/26 with a value of $465,728 (c)                      454,000       454,000
                                                                    -----------

                                                           Shares
--------------------------------------------------------------------------------
State Street Navigator
  Securities Lending Prime
  Portfolio(d)                                          9,230,694     9,230,694

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $9,684,694)                                        9,684,694
                                                                    -----------
TOTAL INVESTMENTS - 121.9%
  (Identified Cost $50,907,960)(a)                                   50,603,226
  Other assets less liabilities--(21.9)%                             (9,077,844)
                                                                    -----------

TOTAL NET ASSETS - 100%                                             $41,525,382
                                                                    -----------

(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes):

      At December 31, 2005, the unrealized depreciation on investments based on cost of $51,071,676 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value over tax
         cost                                                       $ 308,460
      Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax cost over
         value                                                       (776,910)
                                                                    ---------
      Net unrealized depreciation                                   $(468,450)
                                                                    =========

      At September 30, 2005, the Fund had a capital loss carryover of approximately $3,797 which expires on September 30, 2013.

      This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $9,043,795 and $9,230,694, respectively.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

(d)   Represents investment of securities lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to 416,006 or 1.00% of total net assets.

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

                                               Principal Amount        Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - 95.2% OF TOTAL NET ASSETS

NON-CONVERTIBLE BONDS - 91.9%
Airlines - 1.0%
Continental Airlines, Inc.,
  Series 1991-1A, 6.545%,
  2/02/2019                            USD              823,060    $    821,811
Continental Airlines, Inc.,
  Series 1998-1A, 6.648%,
  9/15/2017                                             533,806         521,634
US Airways, 6.850%, 1/30/2018                           601,716         596,331
                                                                   ------------
                                                                      1,939,776
                                                                   ------------
Asset-Backed Securities - 1.2%
Community Program Loan Trust,
  Series 1987-A, Class A5,
  4.500%, 4/01/2029                                   2,500,000       2,304,945
                                                                   ------------
Automotive - 3.3%
Delphi Automotive Systems
  Corp., 7.125%, 5/01/2029(b)(e)                      1,660,000         842,450
  Ford Motor Co., 6.375%,
  2/01/2029                                           2,800,000       1,764,000
Ford Motor Credit Co., 7.375%,
  10/28/2009                                            150,000         133,033
General Motors Acceptance
  Corp., 5.625%, 5/15/2009,                           2,500,000       2,224,230
General Motors Acceptance
  Corp., 7.500%, 12/01/2006            NZD            1,500,000         985,769
GMAC Australia, 6.500%,
  8/10/2007                            AUD              450,000         313,048
                                                                   ------------
                                                                      6,262,530
                                                                   ------------
Banking - 9.3%
Bank of America Corp., 7.200%,
  4/15/2006                            USD              150,000         150,910
Barclays Financial LLC,
  4.060%, 9/16/2010, 144A              KRW          940,000,000         890,296
Barclays Financial LLC,
  4.100%, 3/22/2010, 144A              THB           71,000,000       1,615,564
Barclays Financial LLC,
  4.160%, 2/22/2010, 144A                            70,000,000       1,598,781
Barclays Financial LLC,
  4.460%, 9/23/2010, 144A              KRW        1,950,000,000       1,878,721
CIT Group, Inc., 5.500%,
  12/01/2014                           GBP            1,000,000       1,772,097
Citibank NA, 15.000%,
  7/02/2010, 144A                      BRL            4,000,000       1,800,898
Citigroup, Inc., 3.500%,
  2/01/2008                            USD            2,000,000       1,947,118
FleetBoston Financial Corp.,
  7.375%, 12/01/2009(b)                                 175,000         189,835
HSBC Bank USA, 3.310%,
  8/25/2010, 144A                                     2,000,000       1,981,000
J.P. Morgan Chase & Co., Zero
  Coupon Bond, 1/01/2025(e),
  144A                                 BRL            8,035,000       1,898,872
J.P. Morgan Chase & Co.,
  4.000%, 2/01/2008                    USD            1,000,000         983,244
J.P. Morgan Chase London, Zero
  Coupon Bond, 10/21/2010, 144A        IDR        9,533,078,500         539,259
Wachovia Corp., 3.500%,
  8/15/2008                            USD              150,000         144,941
Wells Fargo & Co., 6.375%,
  8/01/2011                                             175,000         187,574
                                                                   ------------
                                                                     17,579,110
                                                                   ------------
Beverages - 0.6%
Cia Brasileira de Bebidas,
  8.750%, 9/15/2013                                   1,025,000       1,197,969
                                                                   ------------
Brokerage - 1.0%
Morgan Stanley, 3.625%,
  4/01/2008                                           1,000,000         974,212
Morgan Stanley, 5.375%,
  11/14/2013                           GBP              500,000         888,421
                                                                   ------------
                                                                      1,862,633
                                                                   ------------
Building Materials - 0.3%
Lennar Corp., 5.600%,
  5/31/2015(b)                         USD              550,000         531,038
                                                                   ------------
Consumer Products - 0.7%
Bausch & Lomb, Inc., 7.125%,
  8/01/2028                                           1,250,000       1,352,641
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                               Principal Amount        Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued
  Electric - 1.5%
Commonwealth Edison Co.,
  4.700%, 4/15/2015                    USD              555,000    $    530,957
Commonwealth Edison Co.,
  4.750%, 12/01/2011(f)                                  71,000          68,735
Commonwealth Edison Co.,
  5.875%, 2/01/2033                                   1,180,000       1,182,964
Empresa Nacional de
  Electricidad SA
  (Endesa-Chile), 7.875%,
  2/01/2027                                           1,000,000       1,105,488
                                                                   ------------
                                                                      2,888,144
                                                                   ------------
Foreign Local Governments - 10.5%
Province of Alberta, 5.000%,
  12/16/2008                           CAD            2,000,000       1,769,143
Province of Alberta, 5.930%,
  9/16/2016                                             522,555         488,503
Province of British Columbia,
  5.250%, 12/01/2006                                    600,000         522,185
Province of British Columbia,
  6.000%, 6/09/2008                                   3,175,000       2,858,552
Province of British Columbia,
  6.250%, 12/01/2009                                    290,000         269,221
Province of Manitoba, 5.750%,
  6/02/2008                                           5,575,000       4,989,228
Province of Ontario, 5.900%,
  3/08/2006                                           3,530,000       3,049,079
Province of Saskatchewan,
  6.000%, 6/01/2006                                   6,765,000       5,873,844
                                                                   ------------
                                                                     19,819,755
                                                                   ------------
Government Agencies - 2.7%
Federal National Mortgage
  Association, 2.290%, 2/19/2009       SGD            8,000,000       4,686,057
Federal National Mortgage
  Association, 5.000%,
  2/01/2018                            USD              175,686         174,086
Federal National Mortgage
  Association, 5.500%,
  9/01/2016                                             130,640         131,598
Federal National Mortgage
  Association, 6.000%,
  10/01/2028                                             35,511          35,962
Federal National Mortgage
  Association, 6.500%,
  2/01/2011                                              14,349          14,754
                                                                   ------------
                                                                      5,042,457
                                                                   ------------
Government Owned - No Guarantee - 0.3%
SLM Corp., 6.500%, 6/15/2010          NZD              970,000         655,456
                                                                   ------------
Healthcare - 0.8% Columbia/HCA Healthcare Corp.,
  7.750%, 7/15/2036                    USD              250,000         262,220
HCA, Inc., 5.750%, 3/15/2014                          1,000,000         969,702
HCA, Inc., 6.250%, 2/15/2013                            150,000         150,107
HCA, Inc., 7.050%, 12/01/2027                           100,000          95,744
                                                                   ------------
                                                                      1,477,773
                                                                   ------------
Home Construction - 0.3%
Pulte Homes, Inc., 6.000%,
  2/15/2035                                             110,000          97,634
Toll Brothers Finance Corp.,
  5.150%, 5/15/2015, 144A                               490,000         454,162
                                                                   ------------
                                                                        551,796
                                                                   ------------
Integrated/Energy - 0.6%
Cerro Negro Finance Ltd.,
  7.900%, 12/01/2020, 144A                              500,000         472,500
Petrozuata Finance, Inc.,
  8.220%, 4/01/2017, 144A                               700,000         658,000
                                                                   ------------
                                                                      1,130,500
                                                                   ------------
Life Insurance - 1.3%
ASIF Global Financing XXVII,
  2.380%, 2/26/2009, 144A              SGD            4,200,000       2,457,545
                                                                   ------------
Media Non-Cable - 0.1%
Clear Channel Communications,
  Inc., 5.750%, 1/15/2013              USD              250,000         245,109
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                               Principal Amount        Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued
Metals & Mining - 0.1%
Teck Cominco Ltd., 7.000%,
  9/15/2012                            USD              100,000    $    108,318
                                                                   ------------
Non-Captive Diversified - 2.2%
General Electric Capital
  Corp., 6.500%, 9/28/2015             NZD            5,925,000       4,006,238
General Electric Capital
  Corp., Series EMTN, 1.725%,
  6/27/2008                            SGD              250,000         144,926
                                                                   ------------
                                                                      4,151,164
                                                                   ------------
Oil Field Services - 0.2%
Pecom Energia SA, 8.125%,
  7/15/2010, 144A                      USD              332,000         340,300
                                                                   ------------
Owned-No Guarantee- 0.3%
Pemex Project Funding Master
  Trust, 8.625%, 2/01/2022,                             500,000         616,250
                                                                   ------------
Paper - 1.7%
Georgia-Pacific Corp. (Timber
  Croup), 7.250%,
  6/01/2028(b)                                        1,500,000       1,329,375
International Paper Co.,
  4.000%, 4/01/2010                                     500,000         472,129
International Paper Co.,
  4.250%, 1/15/2009                                   1,000,000         970,526
MacMillan Bloedel Ltd.,
  7.700%, 2/15/2026                                     305,000         349,621
                                                                   ------------
                                                                      3,121,651
                                                                   ------------
Pipelines - 1.0%
El Paso Corp., 6.375%,
  2/01/2009, 144A                                       125,000         122,500
El Paso Corp., 6.750%,
  5/15/2009(b)                                          250,000         248,125
El Paso Corp., 6.950%,
  6/01/2028, 144A                                       350,000         317,625
El Paso Corp., 7.000%,
  5/15/2011                                           1,125,000       1,116,563
                                                                   ------------
                                                                      1,804,813
                                                                   ------------
Property & Casualty Insurance - 0.1%
Progressive Corp., 7.000%,
  10/01/2013(b)                                         150,000         167,162
                                                                   ------------
Railroads - 0.5%
Canadian Pacific Railway Ltd.,
  4.900%, 6/15/2010, 144A              CAD            1,000,000         875,771
Missouri Pacific Railroad Co.,
  5.000%, 1/01/2045                    USD              175,000         134,021
                                                                   ------------
                                                                      1,009,792
                                                                   ------------
Real Estate Investment Trusts - 1.2%
Colonial Reality LP, 4.800%,
  4/01/2011                                           1,840,000       1,776,021
Colonial Reality LP, 5.500%,
  10/01/2015                                            290,000         282,669
EOP Operating LP, 6.750%,
  2/15/2012                                             250,000         265,308
                                                                   ------------
                                                                      2,323,998
                                                                   ------------
Restaurants - 0.2%
McDonald's Corp., 3.628%,
  10/10/2010                           SGD              500,000         302,128
                                                                   ------------
Retailers - 0.2%
Target Corp., 5.875%,
  3/01/2012(b)                         USD              150,000         157,571
Wal-Mart Stores, Inc., 6.875%,
  8/10/2009                                             200,000         212,856
                                                                   ------------
                                                                        370,427
                                                                   ------------
Sovereigns - 14.8%
Canadian Government, 4.250%,
  9/01/2008                            CAD           10,470,000       9,088,261
Canadian Government, 4.500%,
  9/01/2007                                           4,070,000       3,537,989
Canadian Government, Series
  WH31, 6.000%, 6/01/2008                             2,050,000       1,849,224
Government of Sweden, Series
  1040, 6.500%, 5/05/2008              SEK           10,315,000       1,405,109

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                               Principal Amount        Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued
Sovereigns - continued
Government of Sweden, Series
  1045, 5.250%, 3/15/2011              SEK           12,225,000    $  1,691,757
Kingdom of Norway, 5.500%,
  5/15/2009                            NOK           10,000,000       1,581,819
Kingdom of Norway, 6.750%,
  1/15/2007                                           5,710,000         879,365
Mexican Fixed Rate Bonds,
  8.000%, 12/07/2023                   MXN           14,000,000       1,238,900
Mexican Fixed Rate Bonds,
  9.000%, 12/20/2012                                 46,000,000       4,513,689
Republic of South Africa,
  12.500%, 12/21/2006                  ZAR            5,840,000         965,965
SP Powerassets Ltd., 3.730%,
  10/22/2010                           SGD              500,000         305,327
United Mexican States, 7.500%,
  1/14/2012,                           USD              905,000       1,009,075
                                                                   ------------
                                                                     28,066,480
                                                                   ------------
Supranational - 4.8%
Inter-American Development
  Bank, Series EMTN, Zero
  Coupon Bond, 5/11/2009               BRL            9,000,000       2,347,090
Inter-American Development
  Bank, Series EMTN, 6.000%,
  12/15/2017                           NZD           10,200,000       6,803,051
                                                                   ------------
                                                                      9,150,141
                                                                   ------------
Technology - 0.6%
Avnet, Inc., 6.000%, 9/01/2015         USD              400,000         389,119
Hewlett-Packard Co., 3.625%,
  3/15/2008(b)                                          150,000         146,041
Motorola, Inc., 7.625%,
  11/15/2010(b)                                          40,000          44,465
Samsung Electronics Co. Ltd.,
  7.700%, 10/01/2027, 144A                              500,000         546,415
                                                                   ------------
                                                                      1,126,040
                                                                   ------------
Textile - 0.5%
Kellwood Co., 7.625%,
  10/15/2017 (f)                                      1,000,000         904,808
                                                                   ------------
Transportation Services - 1.7%
American President Cos. Ltd.,
  8.000%, 1/15/2024                                     100,000         101,125
Atlas Air Worldwide Holdings,
  Inc., 7.200%, 1/02/2019                               180,955         179,165
Atlas Air, Inc., Series B,
  7.680%, 1/02/2014                                   3,429,237       2,860,670
                                                                   ------------
                                                                      3,140,960
                                                                   ------------
Treasuries - 25.8%
U.S. Treasury Notes, 2.500%,
  5/31/2006(b)                                        8,245,000       8,184,449
U.S. Treasury Notes, 2.500%,
  9/30/2006, (b)                                      3,000,000       2,957,694
U.S. Treasury Notes, 2.625%,
  5/15/2008(b)                                        9,945,000       9,553,415
U.S. Treasury Notes, 2.750%,
  6/30/2006(b)                                        2,505,000       2,485,529
U.S. Treasury Notes, 3.000%,
  2/15/2008(b)                                       10,055,000       9,771,811
U.S. Treasury Notes, 4.250%,
  11/30/2007(b)                                       6,250,000       6,231,687
U.S. Treasury Notes, 4.375%,
  5/15/2007(b)                                        9,600,000       9,592,128
                                                                   ------------
                                                                     48,776,713
                                                                   ------------
Wireless - 0.3%
America Movil SA de CV,
  4.125%, 3/01/2009                                     500,000         486,000
                                                                   ------------
Wirelines - 0.2%
US West Capital Funding, Inc.,
  6.500%, 11/15/2018                                    500,000         455,000
                                                                   ------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $169,791,835)                                    173,721,322
                                                                   ------------

CONVERTIBLE BONDS - 3.3%
Independent/Energy - 0.4%
Devon Energy Corp., 4.900%,
  8/15/2008                                             200,000         230,250

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                               Principal Amount        Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued
Devon Energy Corp., 4.950%,
  8/15/2008                               USD           500,000    $    575,625
                                                                   ------------
                                                                        805,875
                                                                   ------------
Pharmaceuticals - 2.8%
Bristol-Myers
  Squibb Co., 3.991%, 9/15/2023(b)(e)(g)              1,685,000       1,659,809
Chiron Corp., 1.625%, 8/01/2033                       3,740,000       3,674,550
                                                                   ------------
                                                                      5,334,359
                                                                   ------------
Technology - 0.1%
Maxtor Corp., 5.750%,
  3/01/2012(f)                                           70,000          64,400
Richardson Electric Ltd.,
  7.750%, 12/15/2011, 144A(b)                            44,000          40,040
                                                                   ------------
                                                                        104,440
                                                                   ------------
Transportation Services - 0.0%
Builders Transportation, Inc.,
  6.500%, 5/01/2011(e)(f)                               129,000              13
                                                                   ------------
TOTAL CONVERTIBLE BONDS
  (Identified Cost $6,034,256)                                        6,244,687
                                                                   ------------

TOTAL BONDS AND NOTES
  (Identified Cost $175,826,091)                                    179,966,009
                                                                   ------------

                                                         Shares
-------------------------------------------------------------------------------
PREFERRED STOCKS - 1.5% OF TOTAL NET ASSETS

Non-convertible Preferred Stocks - 0.3%
Electric - 0.3%
Central Illinois Light Co.,
  4.500%(b)                                                 100           8,200
Connecticut Light & Power Co.,
  2.200%                                                    263          10,380
Dayton Power & Light Co.,
  3.750%                                                    701          48,720
Del Marva Power & Light Co.,
  4.000%                                                    350          24,150
Duquesne Light Co.,
  4.000%(b)                                                 300          10,500
Northern Indiana Public
  Service Co., 4.250%                                     2,410         182,076
Public Service Electric & Gas
  Co., 4.080%                                               400          30,920
San Diego Gas & Electric Co.,
  4.500%                                                    100           1,700
Union Electric Co., 4.500%                                4,410         353,020
                                                                   ------------
                                                                        669,666
                                                                   ------------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS                                  669,666
                                                                   ------------
   (Identified Cost $477,643)

Convertible Preferred Stocks - 1.2%
Consumer Products - 0.5%
Newell Financial Trust I,
  5.250%, 12/01/2027                                     22,000         913,000
                                                                   ------------
Insurance - 0.7%
Travelers Property Casualty,
  4.500%, 4/15/2032(b)                                   52,700       1,304,852
                                                                   ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $2,019,840)                                        2,217,852
                                                                   ------------
TOTAL PREFERRED STOCKS
  (Identified Cost $2,497,483)                                        2,887,518
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                               Principal Amount        Value(+)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 25.6% OF TOTAL NET
ASSETS
Tri-Party Repurchase Agreement
with Fixed Income Clearing
Corporation, dated 12/30/05 at
2.050% to be repurchased at
$4,581,043, on 1/03/06
collateralized by $4,645,000
U.S. Treasury Note, 2.750% due
6/30/06 with a value of
$4,674,031(c)                          USD        $   4,580,000    $  4,580,000
                                                                   ------------

                                                         Shares
-------------------------------------------------------------------------------
State Street Navigator
Securities Lending Prime
Portfolio(d)                                         43,930,955      43,930,955
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $48,510,955)                                      48,510,955
                                                                   ------------
TOTAL INVESTMENTS - 122.3%
  (Identified Cost $226,834,529)(a)                                 231,364,482
  Other assets less liabilities--(22.3)%                            (42,338,303)
                                                                   ------------
TOTAL NET ASSETS - 100%                                            $189,126,179
                                                                   ------------

(+) Debit securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedure under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities; such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to return of capital included in dividends received from the funds investments in REIT's. Amortization of premium on debt securities are not included for tax purposes,):
     At December 31, 2005, the unrealized appreciation on investments based on cost of $ 227,749,802 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments
        in which there is an excess of value over tax cost          $ 7,891,131
     Aggregate gross unrealized depreciation for all investments
        in which there is an excess of tax cost over value           (4,276,451)
                                                                    -----------
     Net unrealized appreciation                                    $ 3,614,680
                                                                    -----------

(b) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited) with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $43,0546,061 and $43,930,955, respectively.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party agreements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d)   Represents investment in securities lending collateral.

(e)   Non-income producing security due to default or bankruptcy filing.

(f)   Illiquid security.

(g)   Variable rate. Rate disclosed is rate at December 31, 2005

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $18,488,249or 9.78% of net assets.

      Key to Abbreviations AUD: Australian Dollar; BRL: Brazilian Real; CAD:
      Canadian Dollar; GBP: Great British Pound; IDR: Indonesian Rupiah; KRW:
      South Korean Won; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SEK: Swedish Krona; SGD: Singapore Dollar; THB: Thai Baht;
      USD: United States Dollar; ZAR: South African Rand

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

Loomis Sayles Small Cap Value Fund

                                                     Shares            Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - 98.1% OF TOTAL NET ASSETS

Auto Components - 0.8%
Cooper Tire & Rubber Co. (b)                        171,100    $      2,621,252
Lear Corp. (b)                                      112,400           3,198,904
                                                               ----------------
                                                                      5,820,156
                                                               ----------------

Automobiles - 0.4%
Winnebago Industries, Inc. (b)                       89,500           2,978,560
                                                               ----------------

Building Products - 1.1%
Griffon Corp.(d)                                    113,725           2,707,792
Lennox International, Inc. (b)                      183,650           5,178,930
                                                               ----------------
                                                                      7,886,722
                                                               ----------------

Capital Markets - 1.0%
National Financial Partners Corp.                   130,275           6,845,951
                                                               ----------------

Chemicals - 2.4%
Cabot Corp.                                          60,950           2,182,010
Cytec Industries, Inc.                              153,750           7,323,113
FMC Corp.(d)                                         53,600           2,849,912
Spartech Corp. (b)                                  205,675           4,514,566
                                                               ----------------
                                                                     16,869,601
                                                               ----------------

Commercial Banks - 9.8%
Alabama National Bancorp (b)                         69,650           4,510,534
Capital Corp. of the West                            20,075             651,434
Centerstate Banks of Florida, Inc. (b)               87,575           3,021,338
Community Bancorp (d)                               105,875           3,346,709
CVB Financial Corp. (b)                             212,990           4,325,827
East West Bancorp, Inc. (b)                         177,050           6,460,554
First Midwest Bancorp, Inc. (b)                     134,550           4,717,323
IBERIABANK Corp. (b)                                 93,269           4,757,652
Independent Bank Corp. (b)                          201,875           5,497,059
Midwest Banc Holdings, Inc. (b)                     140,975           3,136,694
Pennsylvania Commerce Bancorp, Inc. (b)(d)           93,050           2,963,643
PrivateBankcorp, Inc. (b)                           155,025           5,514,239
Signature Bank (b)(d)                               195,550           5,489,088
South Financial Group, Inc. (b)                     127,575           3,513,416
Texas Regional Bancshares, Inc., Class A            150,175           4,249,952
Wintrust Financial Corp. (b)                        123,925           6,803,482
                                                               ----------------
                                                                     68,958,944
                                                               ----------------

Commercial Services & Supplies - 3.6%
Adesa, Inc.                                         143,850           3,512,817
American Ecology Corp.(b)                            75,150           1,084,415
Hudson Highland Group, Inc. (b)(d)                  162,775           2,825,774
McGrath Rentcorp. (b)                               208,675           5,801,165
Navigant Consulting, Inc. (b)(d)                    301,125           6,618,727
Waste Connections, Inc.(d)                          154,475           5,323,208
                                                               ----------------
                                                                     25,166,106
                                                               ----------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                     Shares            Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

Communications Equipment - 2.9%
ADTRAN, Inc.                                        151,850    $      4,516,019
Anaren, Inc.(d)                                     204,750           3,200,242
CommScope, Inc. (b)(d)                              287,975           5,796,937
Polycom, Inc.(d)                                    173,575           2,655,697
SafeNet, Inc.(b)(d)                                  61,275           1,974,281
Tekelec (b)(d)                                      141,075           1,960,943
                                                               ----------------
                                                                     20,104,119
                                                               ----------------

Computers & Peripherals - 2.6%
Avid Technology, Inc.(d)                             93,825           5,137,857
Electronics for Imaging, Inc.(d)                    196,700           5,234,187
Imation Corp.                                       119,450           5,503,061
McDATA Corp., Class A (b)(d)                        654,075           2,485,485
                                                               ----------------
                                                                     18,360,590
                                                               ----------------

Construction & Engineering - 1.8%
Insituform Technologies, Inc., Class A (b)(d)       297,050           5,753,859
Washington Group International, Inc.(d)             125,625           6,654,356
                                                               ----------------
                                                                     12,408,215
                                                               ----------------

Construction Materials - 1.7%
Chaparral Steel Co. (b)(d)                          143,725           4,347,681
Eagle Materials, Inc. (b)                            23,725           2,902,991
Texas Industries, Inc. (b)                           96,825           4,825,758
                                                               ----------------
                                                                     12,076,430
                                                               ----------------

Consumer Finance - 1.7%
Advanta Corp., Class B (b)                          260,980           8,466,191
United PanAm Financial Corp.(d)                     148,575           3,843,635
                                                               ----------------
                                                                     12,309,826
                                                               ----------------

Diversified Consumer Services - 0.7%
Regis Corp.                                          67,925           2,619,868
Vertrue, Inc. (b)(d)                                 72,125           2,548,176
                                                               ----------------
                                                                      5,168,044
                                                               ----------------

Diversified Financial Services - 0.9%
iShares Russell 2000 Value Index Fund (b)           100,700           6,639,151
                                                               ----------------

Diversified Telecommunications Services - 0.8%
Commonwealth Telephone Enterprises, Inc. (b)         68,100           2,299,737
Iowa Telecommunications Services, Inc. (b)          226,875           3,514,294
                                                               ----------------
                                                                      5,814,031
                                                               ----------------

Electric Utilities - 0.6%
ALLETE, Inc. (b)                                     50,658           2,228,952

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                     Shares            Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

Electric Utilities - continued
Otter Tail Corp. (b)                                 57,725    $      1,672,871
                                                               ----------------
                                                                      3,901,823
                                                               ----------------

Electrical Equipment - 1.7%
AMETEK, Inc.                                        169,525           7,211,593
General Cable Corp. (b)(d)                          253,125           4,986,563
                                                               ----------------
                                                                     12,198,156
                                                               ----------------

Electronic Equipment & Instruments - 1.3%
Anixter International, Inc. (b)                     141,200           5,523,744
Excel Technology, Inc. (b)(d)                       154,525           3,674,604
                                                               ----------------
                                                                      9,198,348
                                                               ----------------

Energy Equipment & Services - 2.6%
Cal Dive International, Inc. (b)(d)                 122,200           4,385,758
Carbo Ceramics, Inc. (b)                             77,175           4,361,931
Core Laboratories N.V. (b)(d)                        66,900           2,499,384
FMC Technologies, Inc.(d)                           165,300           7,094,676
                                                               ----------------
                                                                     18,341,749
                                                               ----------------

Food & Staples Retailing - 1.4%
Casey's General Stores, Inc.                        235,025           5,828,620
Smart & Final, Inc.(d)                              319,700           4,117,736
                                                               ----------------
                                                                      9,946,356
                                                               ----------------

Food Products - 1.2%
J & J Snack Foods Corp.                              60,041           3,567,036
Ralcorp Holdings, Inc. (b)(d)                       131,275           5,239,185
                                                               ----------------
                                                                      8,806,221
                                                               ----------------

Gas Utilities - 1.9%
Energen Corp.                                        52,650           1,912,248
ONEOK, Inc.                                         132,100           3,517,823
Southern Union Co.                                  120,297           2,842,618
UGI Corp.                                           234,825           4,837,395
                                                               ----------------
                                                                     13,110,084
                                                               ----------------

Healthcare Equipment & Supplies - 3.1%
Arrow International, Inc.                           176,600           5,119,634
Intermagnetics General Corp. (b)(d)                 211,275           6,739,672
Sybron Dental Specialties, Inc.(d)                  114,525           4,559,240
Symmetry Medical, Inc. (b)(d)                       142,775           2,768,407
West Pharmaceutical Services, Inc. (b)              115,050           2,879,702
                                                               ----------------
                                                                     22,066,655
                                                               ----------------

Healthcare Providers & Services - 0.5%
Lifepoint Hospitals, Inc. (b)(d)                     91,700           3,438,750
                                                               ----------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                    Shares          Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

Hotels, Restaurants & Leisure - 2.9%
CEC Entertainment, Inc.(d)                           80,125    $      2,727,455
Dover Downs Gaming & Entertainment, Inc. (b)        259,236           3,668,190
Fairmont Hotels & Resorts, Inc.                      82,225           3,487,162
Steak n Shake Co. (b)(d)                             92,475           1,567,451
Sunterra Corp. (b)(d)                               354,000           5,033,880
Trump Entertainment Resorts, Inc. (b)(d)            180,325           3,629,942
                                                               ----------------
                                                                     20,114,080
                                                               ----------------

Household Durables - 0.5%
Tupperware Corp. (b)                                162,100           3,631,040
                                                               ----------------

Insurance - 6.3%
American Equity Investment Life Holding Co.(b)      460,625           6,011,156
AmerUs Group Co. (b)                                 37,625           2,132,209
Delphi Financial Group, Inc. (b)                    142,500           6,556,425
Endurance Specialty Holdings Ltd.                   177,800           6,374,130
KMG America Corp. (b)(d)                            314,075           2,883,209
Navigators Group, Inc. (d)                          118,150           5,152,521
Ohio Casualty Corp.                                 193,675           5,484,876
Protective Life Corp.                               111,925           4,898,957
RLI Corp.                                           102,700           5,121,649
                                                               ----------------
                                                                     44,615,132
                                                               ----------------

Internet & Catalog Retail - 0.4%
FTD Group, Inc. (b)(d)                              287,000           2,981,930
                                                               ----------------

Internet Software & Services - 1.3%
Aladdin Knowledge Systems (b)(d)                    227,575           3,918,842
Digitas, Inc.(d)                                    416,425           5,213,641
                                                               ----------------
                                                                      9,132,483
                                                               ----------------

IT Services - 2.1%
Perot Systems Corp., Class A (b)(d)                 337,775           4,776,138
Wright Express Corp. (b)(d)                         440,650           9,694,300
                                                               ----------------
                                                                     14,470,438
                                                               ----------------

Machinery - 7.2%
Actuant Corp., Class A (b)                          156,125           8,711,775
Albany International Corp., Class A                  88,250           3,191,120
Barnes Group, Inc. (b)                              148,125           4,888,125
CLARCOR, Inc. (b)                                   162,150           4,817,476
Commercial Vehicle Group, Inc. (b)(d)               185,475           3,483,220
ESCO Technologies, Inc. (b)(d)                       92,700           4,124,223
Greenbrier Cos., Inc. (b)                            78,475           2,228,690
Harsco Corp.                                         75,925           5,125,697
IDEX Corp.                                          173,575           7,135,668
Nordson Corp.                                        81,750           3,311,693

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                     Shares            Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

Machinery - continued
RBC Bearings, Inc. (b)(d)                           239,100    $      3,885,375
                                                               ----------------
                                                                     50,903,062
                                                               ----------------

Marine - 0.7%
American Commercial Lines, Inc. (b)(d)              155,300           4,704,037
                                                               ----------------

Media - 4.5%
Live Nation, Inc.(d)                                338,925           4,439,918
Harte-Hanks, Inc.                                   164,900           4,351,711
John Wiley & Sons, Inc., Class A                     87,700           3,423,808
R.H. Donnelley Corp.(d)                             183,700          11,319,594
Saga Communications, Inc. Class A (b)(d)             30,975             336,698
Scholastic Corp.(d)                                 101,175           2,884,499
Thomas Nelson, Inc. (b)                             106,775           2,632,004
Valassis Communications, Inc.(d)                     89,275           2,595,224
                                                               ----------------
                                                                     31,983,456
                                                               ----------------

Metals & Mining - 1.4%
AMCOL International Corp. (b)                       168,075           3,448,899
Century Aluminum Co. (b)(d)                         129,200           3,386,332
Reliance Steel & Aluminum Co.                        45,400           2,774,848
                                                               ----------------
                                                                      9,610,079
                                                               ----------------

Multi-utilities & Unregulated Power - 1.0%
NorthWestern Corp.                                  226,275           7,030,364
                                                               ----------------

Multiline Retail - 0.9%
Big Lots, Inc.(d)                                   222,675           2,674,327
Dollar Tree Stores, Inc.(d)                         153,975           3,686,161
                                                               ----------------
                                                                      6,360,488
                                                               ----------------

Oil, Gas & Consumable Fuels - 2.6%
ATP Oil & Gas Corp.(b)(d)                           115,175           4,262,627
Denbury Resources, Inc.(d)                          252,750           5,757,645
Energy Partners Ltd. (b)(d)                         222,650           4,851,543
Remington Oil & Gas Corp.(d)                         90,025           3,285,913
                                                               ----------------
                                                                     18,157,728
                                                               ----------------

Paper & Forest Products - 0.4%
Potlatch Corp. (b)                                   59,850           3,051,153
                                                               ----------------

Pharmaceuticals - 0.4%
Perrigo Co. (b)                                     198,225           2,955,535
                                                               ----------------

Real Estate - 6.6%
American Home Mortgage Investment Corp.             179,625           5,850,386
BioMed Realty Trust, Inc.                           239,150           5,835,260
CBL & Associates Properties, Inc.                   136,150           5,379,287

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                     Shares            Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

Real Estate - continued
Corporate Office Properties Trust                   203,750    $      7,241,275
First Potomac Realty Trust                          240,375           6,393,975
Kite Reality Group Trust                            351,300           5,434,611
LaSalle Hotel Properties                            168,000           6,168,960
Newcastle Investment Corp. (b)                      164,900           4,097,765
                                                               ----------------
                                                                     46,401,519
                                                               ----------------

Road & Rail - 2.8%
Genesee & Wyoming, Inc., Class A (b)(d)             181,550           6,817,203
Laidlaw International, Inc.                         281,075           6,529,372
Landstar System, Inc.                                75,950           3,170,153
Marten Transport Ltd. (b)(d)                        170,850           3,112,887
                                                               ----------------
                                                                     19,629,615
                                                               ----------------

Semiconductors & Semiconductor Equipment - 4.3%
ADE Corp.(b)(d)                                      81,275           1,955,477
Diodes, Inc.(b)(d)                                  176,250           5,472,562
DSP Group, Inc.(b)(d)                               200,375           5,021,397
Fairchild Semiconductor International, Inc.,
  Class A(d)                                        340,425           5,756,587
Integrated Device Technology, Inc.(d)               282,425           3,722,361
Keithley Instruments, Inc. (b)                      175,775           2,457,335
Rofin-Sinar Technologies, Inc. (b)(d)               138,000           5,998,860
                                                               ----------------
                                                                     30,384,579
                                                               ----------------

Software - 1.7%
Hyperion Solutions Corp.(d)                         155,813           5,581,204
Intervoice, Inc. (b)(d)                             192,900           1,535,484
MRO Software, Inc. (b)(d)                            87,625           1,230,255
Progress Software Corp.(d)                          139,075           3,946,948
                                                               ----------------
                                                                     12,293,891
                                                               ----------------

Specialty Retail - 1.4%
A.C. Moore Arts & Crafts, Inc. (b)(d)                43,875             638,381
Charlotte Russe Holding, Inc.(d)                    227,350           4,735,701
Hot Topic, Inc. (b)(d)                              116,725           1,663,331
Men's Wearhouse, Inc.(d)                             86,174           2,536,963
                                                               ----------------
                                                                      9,574,376
                                                               ----------------

Textiles Apparel & Luxury Goods - 0.4%
Fossil, Inc. (b)(d)                                 133,050           2,861,906
                                                               ----------------

Thrifts And Mortgage Finance - 0.3%
Provident New York Bancorp (b)                      217,150           2,390,822
                                                               ----------------

Trading Companies & Distributors - 1.1%
Electro Rent Corp.(d)                                38,250             570,308
Hughes Supply, Inc.                                 132,100           4,735,785

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                     Shares            Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

Trading Companies & Distributors - continued
UAP Holding Corp.                                   110,275    $      2,251,815
                                                               ----------------
                                                                      7,557,908
                                                               ----------------

Water Utilities - 0.4%
American States Water Co. (b)                        96,050           2,958,340
                                                               ----------------

TOTAL COMMON STOCKS
  (Identified Cost $554,482,492)                                    692,168,549
                                                               ----------------

                                                  Principal
                                                     Amount
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 21.9%

Commercial Paper - 3.6%
State Street Boston Corp.
  2.900%, 1/03/2006 (e)                         $25,064,000          25,059,962
                                                               ----------------

Repurchase Agreement - 0.2%
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 12/30/2005
at 2.050% to be repurchased at $1,393,317 on
1/03/2006 collateralized by $1,415,000 U.S.
Treasury Note, 2.750% due 6/30/2006 with a
value of $1,423,844 (c)                           1,393,000           1,393,000

                                                               ----------------

                                                     Shares
-------------------------------------------------------------------------------
State Street Navigator Securities Lending
   Prime Portfolio (f)                          128,303,599         128,303,599
                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $154,756,561)                                   154,756,561
                                                               ----------------

TOTAL INVESTMENTS - 120.0%
   (Identified Cost $709,239,053) (a)                               846,925,110
   Other assets less liabilities--(20.0)%                          (141,388,638)
                                                               ----------------
TOTAL NET ASSETS - 100%                                        $    705,536,472
                                                               ================

(+) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2005, the unrealized appreciation on investments based on cost of $709,239,053 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value over tax
         cost                                                    $  146,040,015
      Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax cost over
         value                                                       (8,353,958)
                                                                 --------------
      Net unrealized appreciation                                $  137,686,057
                                                                 ==============

(b) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $125,123,873 and $128,303,599 respectively.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segmented account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d)   Non-income producing security.

(e) Interest rate represents annualized yield at the time of purchase; not a coupon rate.

(f)   Represents investment of securities lending collateral.

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    Loomis Sayles Funds I

                                    By: /s/ Robert J. Blanding
                                        ----------------------------------------

                                    Name: Robert J. Blanding
                                    Title: President and Chief Executive Officer
                                    Date: February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By: /s/ Robert J. Blanding
                                        ----------------------------------------

                                    Name: Robert J. Blanding
                                    Title: President and Chief Executive Officer
                                    Date: February 27, 2006

                                    By: /s/ Michael C. Kardok
                                        ----------------------------------------

                                    Name: Michael C. Kardok
                                    Title: Treasurer
                                    Date: February 27, 2006